As filed with the Securities and Exchange Commission on March 2, 2012

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 81	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 84	☒

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on May 1, 2012 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to GW&K Small Cap Equity Fund, a series of Managers AMG Funds (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

Managers
INVESTMENT GROUP
Mutual Funds • Separate Accounts • Investment Solutions

[MAY 1, 2012]

PROSPECTUS

Managers AMG Funds

- **GW&K Small Cap Equity Fund**
  Investor Class • GWETX   Service Class • GWESX   Institutional Class • GWEIX

P037-0312

managersinvest.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

THIS PAGE INTENTIONALLY LEFT BLANK

3-5	SUMMARY OF THE FUND
GW&K Small Cap Equity Fund

6-11	ADDITIONAL INFORMATION ABOUT THE FUND
GW&K Small Cap Equity Fund
Summary of the Fund’s Principal Risks
Other Important Information about the Fund and its Investment Strategies and Risks
Fund Management

12-18	SHAREHOLDER GUIDE
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

19	FINANCIAL HIGHLIGHTS
GW&K Small Cap Equity Fund

21	HOW TO CONTACT US

Managers Investment Group	1

THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY OF THE FUND

GW&K Small Cap Equity Fund

INVESTMENT OBJECTIVE

The investment objective of the GW&K Small Cap Equity Fund (the “Fund”) is to provide investors with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

[To be updated by amendment]

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class		Service Class		Institutional Class
Management Fee	[0.75	%]	[0.75	%]	[0.75	%]
Distribution and Service (12b-1) Fees	[0.25	%]	[None	]	[None	]
Other Expenses	[0.71	%]	[0.77	%]	[0.52	%]
Acquired Fund Fees and Expenses	[0.07	%]	[0.07	%]	[0.07	%]
Total Annual Fund Operating Expenses[1]	[1.78	%]	[1.59	%]	[1.34	%]
Fee Waiver and Expense Reimbursements[2]	[(0.32)	%]	[(0.32)	%]	[(0.32)	%]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	[1.46	%]	[1.27	%]	[1.02	%]

[1]

[The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.]

[2]

[Managers Investment Group LLC (the “Investment Manager”) and Gannett Welsh & Kotler, LLC (“GW&K”) have contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.95% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager and GW&K may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be [    %], [    %] and [    %], respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.]

EXPENSE EXAMPLE

[To be updated by amendment]

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year			3 Years			5 Years			10 Years
Investor Class	[$	149	]	[$	530	]	[$	938	]	[$	2,079	]
Service Class	[$	129	]	[$	471	]	[$	837	]	[$	1,867	]
Institutional Class	[$	104	]	[$	394	]	[$	705	]	[$	1,589	]

PORTFOLIO TURNOVER

[To be updated by amendment]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    %] of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will ordinarily invest in approximately 55-90 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. GW&K considers small-capitalization companies to be those with a market capitalization of less than $3.5 billion at the time of purchase.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth or value oriented characteristics. The Subadvisor intends to assemble a portfolio of securities diversified as to companies and industries. The Subadvisor generally expects that each economic sector within the Russell 2000® Index will be represented in the Fund’s portfolio. The Subadvisor may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.

Managers Investment Group	3

SUMMARY OF THE FUND

PRINCIPAL RISKS

There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk – growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk – particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk – market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Small-Capitalization Stock Risk – the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk – value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

PERFORMANCE

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.

The performance information shown is that of the Fund’s Investor Class shares (formerly Class A shares of the GW&K Multi-Cap Equity Fund, which were reclassified and redesignated as of July 27, 2009) and includes historical performance of the Fund for periods prior to July 27, 2009. As of July 27, 2009, the Fund changed its name from “GW&K Multi-Cap Equity Fund” to “GW&K Small Cap Equity Fund,” adopted the Fund’s current investment strategies, and began comparing its performance to the Russell 2000® Index. Prior to July 27, 2009, (and for the periods shown below other than periods beginning after July 27, 2009), the Fund focused on a multi-cap equity strategy.

Calendar Year Total Returns as of 12/31/11 (Investor Class)

[To be updated by amendment]

Best Quarter: 18.47% (2nd Quarter 2003)

Worst Quarter: -21.54% (3rd Quarter 2002)

Average Annual Total Returns as of 12/31/11

[To be updated by amendment]

GW&K Small Cap Equity Fund	1 Year		5 Years		10 Years		Since Inception
Investor Class
Return Before Taxes	[	%]	[	%]	[	%]	[	%]
Investor Class
Return After Taxes on Distributions	[	%]	[	%]	[	%]	[	%]
Investor Class
Return After Taxes on Distributions and Sale of Fund Shares	[	%]	[	%]	[	%]	[	%]
Service Class							[	%]
Return Before Taxes	[	%]	[	%]	[	%]	[	%]
Institutional Class							[	%]
Return Before Taxes	[	%]	[	%]	[	%]	[	%]
Russell 2000® Index
(reflects no deduction for							[	%]
fees, expenses, or taxes)	[	%]	[	%]	[	%]	[	%]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Service Class and Institutional Class shares will vary.

4	Managers Investment Group

SUMMARY OF THE FUND

PORTFOLIO MANAGEMENT

Investment Manager

Managers Investment Group LLC

Subadvisor

Gannett Welsh & Kotler, LLC (“GW&K”)

Portfolio Managers

Daniel L. Miller, CFA

Senior Vice President and Director of Equities of GW&K;

Portfolio Manager of the Fund since 07/09.

Jeffrey W. Thibault, CFA

Senior Vice President of GW&K;

Portfolio Manager of the Fund since 07/09.

BUYING AND SELLING FUND SHARES

Initial Investment Minimum

Investor Class

Regular Account: $2,000

Individual Retirement Account: $1,000

Service Class

Regular Account: $25,000

Individual Retirement Account: $10,000

Institutional Class

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Investor Class and Service Class (all accounts): $100

Institutional Class (all accounts): $1,000

TRANSACTION POLICIES

You may sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.managersinvest.com, or by bank wire (if bank wire instructions are on file for your account).

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, RI 02940-9769

TAX INFORMATION

The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Managers Investment Group	5

ADDITIONAL INFORMATION ABOUT THE FUND

PORTFOLIO MANAGERS

Daniel L. Miller, CFA

Senior Vice President,

Director of Equities

Jeffrey W. Thibault, CFA

Senior Vice President

See “Fund Management” on page 10 for more information on the portfolio managers.

GW&K SMALL CAP EQUITY FUND

This Fund will invest primarily in the securities and instruments as described in the Fund’s summary section of the Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Fund’s subadvisor in managing the Fund, and also additional information about the Fund’s expenses and performance.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES

The Subadvisor utilizes fundamental research and bottom-up stock selection to identify small- cap companies with sustainable earnings growth in niche markets, and whose management is focused on enhancing value for shareholders. The Fund seeks to hold securities for the long term. The Fund aims to participate in rising markets and defend in down markets.

The Subadvisor focuses on quality small-cap companies with sound management and long-term sustainable growth regardless of style. In selecting companies for the Fund, the Subadvisor looks for firms with the following key attributes:

•  Experienced, tenured, high-quality management;

•  Business models that deliver consistent long-term growth;

•  Leading companies in attractive and defensible niche markets;

•  Strong financial characteristics; and

•  Appropriate valuation.

Various factors may lead the Subadvisor to consider selling a particular security, such as a significant change in the relevant company’s senior management or its products, a deterioration in its fundamental characteristics, if the company has corporate governance issues, or if the Subadvisor believes the security has become overvalued.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•  Looking to gain exposure to small-cap equities in your portfolio.

•  Seeking exposure to both growth and value oriented investments.

•  Seeking long-term capital appreciation.

•  Willing to accept short-term volatility of returns.

6	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUND

GW&K SMALL CAP EQUITY FUND (CONTINUED)

ADDITIONAL INFORMATION ABOUT THE FUND’S EXPENSES AND PERFORMANCE

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Investor Class and Service Class shares are authorized to pay up to 0.25% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Please see “Choosing A Share Class” for more information on the Fund’s shareholder servicing fees.

Under “Performance” in the Fund’s summary section, the performance information shown, as represented by the performance of the Fund’s Investor Class shares (formerly Class A shares), includes that of (i) the predecessor to the Fund, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc. (the “Multi-Cap Predecessor Fund”), which was reorganized into the Fund on November 10, 2008, and was managed by GW&K with the same investment objective and substantially similar investment policies as those of the Fund, when it was managed as a multi-cap fund, and (ii) GW&K Equity Fund, a series of the Gannett Welsh & Kotler Funds, which was managed by GW&K and reorganized into the Multi-Cap Predecessor Fund on October 7, 2002. The Fund’s past performance would have been different if the Fund were managed using the current investment strategies.

The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The information in the bar chart is for Investor Class shares of the Fund and does not reflect the impact of any previously imposed sales charges (loads). If it did, performance would have been less than that shown. Service Class and Institutional Class shares would have similar annual returns as Investor Class shares because all of the classes are invested in the same portfolio of securities. However, because Service Class and Institutional Class shares are subject to different expenses than Investor Class shares, Service Class and Institutional Class share performance varies. The information in the table includes the effects of any previously imposed maximum sales loads (where applicable) on Fund performance. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower.

Managers Investment Group	7

ADDITIONAL INFORMATION ABOUT THE FUND

SUMMARY OF THE FUND’S PRINCIPAL RISKS

This section presents more detailed information about the Fund’s risks as described in the Fund’s summary section of the Prospectus. The Fund could be subject to additional risks because the types of investments it makes and market conditions may change over time.

All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. In addition, the Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

GROWTH STOCK RISK

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in non-U.S. securities, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

MARKET RISK

Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. Derivatives involve the risk that changes in their value may not correlate perfectly with their underlying assets, rates, or indices.

SMALL-CAPITALIZATION STOCK RISK

The stocks of small-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A fund that invests in small–capitalization companies may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small–capitalization companies are out of favor.

VALUE STOCK RISK

Value stocks present the risk that a stock may decline or never reach what a Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor’s assessment of the company’s prospects is wrong. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks during given periods.

8	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUND

OTHER IMPORTANT INFORMATION ABOUT THE FUND AND ITS INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Fund may also make other types of investments and, therefore, may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information dated [May 1, 2012] (the “SAI”).

INVESTMENT OBJECTIVES

The Fund’s investment objective may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

The Fund may, from time to time, take a temporary defensive position that is inconsistent with its principal investment strategies. When the Subadvisor believes a temporary defensive position is necessary, the Fund may invest any amount of its net assets in money market securities, cash or cash equivalents. Taking a defensive position might prevent the Fund from achieving its investment objective.

PORTFOLIO TURNOVER

As described in the Fund’s summary section of this Prospectus, the Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available on the Fund’s Web site at www.managersinvest.com.

Managers Investment Group	9

ADDITIONAL INFORMATION ABOUT THE FUND

FUND MANAGEMENT

The Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Fund’s distributor. Except for distribution and service (12b-1) fees paid by the Fund, the Distributor receives no other compensation from the Fund for its services as distributor.

GW&K, the Subadvisor to the Fund, has day-to-day responsibility for managing the Fund’s portfolio and has managed the GW&K Small Cap Equity Fund and the Multi-Cap Predecessor Fund (and its predecessor fund) since inception in 1996. GW&K, located at 222 Berkeley Street, Boston, MA 02116, has advised individual and institutional clients since 1974 and, as of December 31, 2011, had assets under management of approximately [$ ] billion. AMG indirectly owns a majority interest in GW&K.

Daniel L. Miller, CFA and Jeffrey W. Thibault, CFA are the portfolio managers jointly and primarily responsible for the day-to-day management of the Small Cap Equity Fund’s portfolio, and have managed the Fund since July 27, 2009. Mr. Miller joined GW&K in November 2008 as Senior Vice President and Director of Equities, responsible for overseeing all aspects of GW&K’s equity group, including portfolio management, research and trading. Mr. Miller spent 21 years at Putnam Investments, where he was Chief Investment Officer for the Specialty Growth Group from 1996 to 2004. After retiring from Putnam Investments in 2004, Mr. Miller worked as an investment consultant and financial consultant for various companies from 2004 to 2008, until he joined GW&K. Mr. Thibault has been a Senior Vice President since September 2011 and was previously a Vice President for more than five years and portfolio manager for GW&K’s Small Cap Equity and Small/Mid Cap Equity Strategies since November 2004.

The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.75% of the average daily net assets of the Fund. The Investment Manager, in turn, pays GW&K all of this fee for its services as Subadvisor. Under a separate Administration and Shareholder Servicing Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Fund for these services in an amount up to 0.25% of each class’ average daily net assets.

ADDITIONAL INFORMATION

Additional information regarding other accounts managed by the Fund’s portfolio managers, and their compensation and ownership of Fund shares, is available in the Fund’s SAI.

A discussion regarding the basis for the Trust’s Board of Trustees approving the Investment Management Agreement with respect to the Fund between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and the Fund’s Subadvisor is available in the Fund’s Semi-Annual Report to shareholders for the period ended June 30, 2011.

10	Managers Investment Group

ADDITIONAL INFORMATION ABOUT THE FUND

YOUR ACCOUNT

You may invest in the Fund by purchasing either Investor Class, Service Class, or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.

The Investor Class shares of the Fund are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, and each class of shares also bears shareholder servicing fees in different amounts. Because each class bears fees and expenses in different amounts, the net asset value (the “NAV”) per share of the three classes may differ. Investor Class shares are expected to have lower total returns than Service Class shares and Institutional Class shares, and Service Class shares are expected to have lower total returns than Institutional Class shares. In all other material respects, the Investor Class shares, Service Class shares, and Institutional Class shares are the same, each share representing a proportionate interest in the Fund. The Fund and each class of shares is subject to a minimum initial investment amount, as described on page [    ].

Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of the Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.

FAIR VALUE POLICY

The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and has not resumed before the Fund calculates NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which a Fund calculates NAV.

The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Managers Investment Group	11

SHAREHOLDER GUIDE

CHOOSING A SHARE CLASS

Investors can choose between three share classes when investing in the Fund:

•	Investor Class

•	Service Class

•	Institutional Class

The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:

•	The amount you plan to invest;

•	Your investment objectives; and

•	The expenses and charges for the class.

We recommend that you also discuss your investment goals and choices with your financial professional to determine which share class is right for you.

INVESTOR CLASS SHARES

The Fund’s Class A shares were redesignated as Investor Class shares as of July 27, 2009. Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases the Fund’s shares at the Investor Class’ NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page [    ] for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Investor Class shares also pay annual distribution and shareholder service (12b-1) fees of 0.25%. See page [    ] for more information on 12b-1 fees.

SERVICE CLASS SHARES

Service Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Service Class’ NAV. Shareholders may bear shareholder servicing fees of up to 0.25% for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page [    ] for more information on shareholder servicing fees paid to financial intermediaries. The Service Class shares do not pay annual distribution and shareholder service (12b-1) fees.

INSTITUTIONAL CLASS SHARES

Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’ NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers, banks, and trust companies. See “Investing Through an Intermediary” on page [    ] for more information on shareholder servicing fees paid to financial intermediaries. The Institutional Class shares do not pay annual distribution and shareholder service (12b-1) fees.

12	Managers Investment Group

SHAREHOLDER GUIDE

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker–dealer, trust company or other financial intermediary, rather than directly with the Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Fund may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and the Investor Class and Service Class may pay fees to these firms in return for shareholder servicing provided by these programs to shareholders. The shareholder servicing fees are paid out of the assets of the Investor Class and Service Class on an ongoing basis and will increase the cost to shareholders who invest in Investor Class and Service Class shares. These payments may provide the intermediary with an incentive to favor sales of shares of the Fund over other investment options.

The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of the Fund over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares.

DISTRIBUTIONS AND SERVICE (12B-1) FEES

The Fund has adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class that allows the Fund to pay fees for selling and distributing Investor Class shares and for providing service to shareholders in the Investor Class. The 12b-1 fees are paid to the Distributor to cover the Fund’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of the Investor Class on an ongoing basis, they increase the cost of your investment the longer you hold it, and will result in lower total returns and may end up costing you more than other types of sales charges.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any day that the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each class’ NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

PROCESSING ORDERS

If you sell shares in the Fund, the Fund will send your check to the address we have on file for your account. A request to send a check to any other address or a third-party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Fund may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

Managers Investment Group	13

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†...

Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to Managers to:

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

(Include your account number and fund name on your check)

Write a letter of instruction containing:

•   Name of the Fund

•   Dollar amount or number of shares you wish to sell

•   Your name

•   Your account number

•   Signatures of all account owners

Mail your letter to:

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000 for Investor Class and Service Class shares and $250,000 for Institutional Class shares.

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com. Internet redemptions are available only for redemptions of less than $50,000 for Investor Class and Service Class shares and $250,000 for Institutional Class shares.

By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account

*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 and over for Investor Class and Service Class shares and $250,000 and over for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Investor Class and Service Class shares and below $250,000 for Institutional Class shares.

14	Managers Investment Group

SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks.

Share Class	Initial Investment	Additional Investments
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Service Class:
• Regular Accounts	$25,000	$100
• Individual Retirement Accounts	$10,000	$100
Institutional Class:
• Regular Accounts	$100,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION

Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of Investor Class or Service Class shares or $250,000 or more of Institutional Class shares, you will need to provide the Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Fund is not responsible for any losses due to unauthorized transactions as long as the Fund follows reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.

LIMITATIONS ON THE FUND

The Fund may restrict or limit certain transactions, including, but not limited to, the following examples:

•

Redeem your account if, due to redemptions, its value falls below $500 with respect to Investor Class or Service Class shares, or $25,000 with respect to Institutional Class shares, but not until after the Fund gives you 60 days’ notice and the opportunity to increase your account balance to the minimum balance amount;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the Securities and Exchange Commission restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

Managers Investment Group	15

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES (CONTINUED)

•

Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on this page.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund, commonly referred to as “market timing.” These activities may disrupt management of the Fund’s portfolio, increase the Fund’s expenses, and have a negative impact on the Fund’s performance. There may be additional risks due to frequent trading activities.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund’s transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Fund’s transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a financial intermediary that violate the Fund’s frequent trading policies are not considered to be acceptable by the Fund, and the Fund may reject them on the next business day after the financial intermediary has received them.

Although the Fund uses reasonable efforts to prevent market timing activities in the Fund, its efforts may not always succeed. For example, although the Fund strives to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund. Although the Fund has attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Fund’s ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PL AN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Fund will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Fund for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). In addition, former Class A shareholders of the Multi-Cap-Predecessor Fund to the GW&K Small Cap Equity Fund (formerly GW&K Multi-Cap Equity Fund) may exchange their shares for Class A shares of other funds managed by the Investment Manager, subject to the restrictions below. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment manager described above, you also may exchange your shares of the Fund through Managers for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:

•

Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.

16	Managers Investment Group

SHAREHOLDER GUIDE

INVESTOR SERVICES (CONTINUED)

•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page [ ].

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.

ACCOUNT STATEMENTS

The Fund will send you quarterly and yearly statements with details about your account activity. The Fund will also send you a Form 1099-DIV or 1099-INT annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.

COST BASIS REPORTING

Upon the redemption of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see http://investor.managersinvest.com/home.html or contact the Fund at 800.548.4539, or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

DIVIDENDS AND DISTRIBUTIONS

The Fund normally declares and pays any income dividends and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Fund will do this automatically unless you request otherwise. You may also change your election at any time by giving the Fund written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Fund will mail correspondence and other materials to the address on file for you. Please notify the Fund immediately of any changes to your address or to other information that might affect your account.

Managers Investment Group	17

SHAREHOLDER GUIDE

CERTAIN FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Fund under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Fund based on your particular circumstances.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain distributions are taxable to you as long-term capital gains.

•

Long-term capital gain rates applicable to individuals have been temporarily reduced – in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning on or before December 31, 2012. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•

Properly reported distributions of “qualified dividend income” are taxable to you at the rate that applies to long-term capital gains for taxable years beginning on or before December 31, 2012, provided that both you and the Fund meet certain holding period and other requirements. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

•

Effective for taxable years beginning on or after January 1, 2013, the “net investment income” of individuals, estates and trusts will be subject to a new 3.8% Medicare contribution tax, to the extent such income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends but excluding any exempt-interest dividends, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. You should consult your tax advisor to determine the suitability of the Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

TAXABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange (including an exchange of the Fund’s shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Fund must also withhold taxes on distributions and sale proceeds if the IRS notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Fund that you have failed to properly report certain interest and dividend income.

OTHER TAX MATTERS

Certain of the Fund’s investments, including certain derivatives, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions). Please see the SAI for more detailed tax information.

18	Managers Investment Group

FINANCIAL HIGHLIGHTS

[To be updated by amendment]

The following tables are intended to help you understand the Fund’s financial performance for the past five years or since inception. The GW&K Small Cap Equity Fund’s Investor Class shares’ (formerly Class A shares of the GW&K Multi-Cap Equity Fund) recent past financial performance and is based on the financial information of the BNY Hamilton Multi-Cap Equity Fund, a former series of BNY Hamilton Funds, Inc. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information presented prior to 2008 has been audited and reported on by prior auditors. The information subsequent to 2008 has been audited and reported on by [                                        ], the Fund’s auditor.

Managers Investment Group	19

THIS PAGE INTENTIONALLY LEFT BLANK

HOW TO CONTACT US

GW&K SMALL CAP EQUITY FUND

INVESTMENT MANAGER AND ADMINISTRATOR

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

203.299.3500 or 800.835.3879

SUBADVISOR

Gannett Welsh & Kotler, LLC

222 Berkeley Street

Boston, Massachusetts 02116

DISTRIBUTOR

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

Managers Investment Group	21

Managers
INVESTMENT GROUP
Mutual Funds • Separate Accounts • Investment Solutions

[MAY 1, 2012]

PROSPECTUS

Managers AMG Funds

WHERE TO FIND ADDITIONAL INFORMATION

The Fund's Statement of Additional Information (the "SAI") contains additional information about the Fund and its investments. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Fund:

- By telephone:
  800.835.3879
- By mail:
  Managers AMG Funds
  800 Connecticut Avenue
  Norwalk, Connecticut 06854-2325
- On the Internet:
  Electronic copies are available on our Web site at www.managersinvest.com

Information about the Fund, including the Fund's current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the "SEC"). The Fund's SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Fund are also available on the EDGAR database of the SEC's Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2012 Managers Investment Group LLC

Investment Company Act Registration Number 811-09521

managersinvest.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

MANAGERS AMG FUNDS

GW&K SMALL CAP EQUITY FUND

INSTITUTIONAL CLASS: GWEIX

SERVICE CLASS: GWESX

INVESTOR CLASS: GWETX

STATEMENT OF ADDITIONAL INFORMATION

DATED [MAY 1, 2012]

You can obtain a free copy of the prospectus for the GW&K Small Cap Equity Fund (the “Fund”), dated [May 1, 2012] as supplemented from time to time (the “Prospectus”), by calling Managers Investment Group LLC (the “Investment Manager”) at (800) 835-3879 or by visiting the Fund’s Website at www.managersinvest.com. The Fund’s Prospectus provides basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund’s Prospectus.

As of July 27, 2009, pursuant to a change in investment objective and strategy from multi-cap investments to small-cap investments, the GW&K Multi-Cap Equity Fund (the “Multi-Cap Equity Fund”) changed its name to the GW&K Small Cap Equity Fund (the “Small Cap Equity Fund”). In addition, existing Class A shares of the Multi-Cap Equity Fund were redesignated as Investor Class shares of the Small Cap Equity Fund.

On November 10, 2008, the Small Cap Equity Fund acquired the assets of the BNY Hamilton Multi-Cap Equity Fund (the “GW&K Predecessor Fund”), a series of BNY Hamilton Funds, Inc. Pursuant to this acquisition, the GW&K Predecessor Fund was reorganized into the Fund (the “Reorganization”). Pursuant to the Reorganization, the Fund became the successor fund to the GW&K Predecessor Fund, which was the accounting and performance survivor.

The Fund’s audited financial statements for the fiscal year ended December 31, 2011 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Registered Public Accounting Firm from the Fund’s Annual Report for the fiscal year ended December 31, 2011 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Fund’s Annual Report is available without charge by calling the Fund at (800) 835-3879 or by visiting the Fund’s Website at www.managersinvest.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates to GW&K Small Cap Equity Fund (the “Small Cap Equity Fund” or the “Fund”). The Fund is a series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the “Trust”) and part of the Managers Family of Funds, which consists of 38 open-end mutual funds in the Trust, The Managers Funds, Managers Trust I and Managers Trust II (the “Managers Fund Complex”). The Trust was organized on June 18, 1999.

The Fund has established three classes of shares: Institutional Class, Service Class and Investor Class. This SAI describes the financial history, management and operation of the Fund, as well as the Fund’s investment objective and policies. It should be read in conjunction with the Fund’s current prospectus dated [May 1, 2012], as supplemented from time to time (the “Prospectus”). The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Managers Investment Group LLC (the “Investment Manager” or “Managers”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. It selects and recommends, subject to the approval of the Board of Trustees (the “Trustees”), an independent asset manager, or a team of independent asset managers known as the ‘subadvisor’ or ‘subadvisors’ to manage the Fund’s investment portfolio. The Investment Manager also monitors the performance, security holdings and investment strategies of these subadvisors and researches any potential new Subadvisors for the Fund. Gannett Welsh & Kotler, LLC (“GW&K” or the “Subadvisor”) currently serves as the subadvisor to the Fund. See “Management of the Fund” for more information.

Investments in the Fund are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Trust is an open-end management investment company, and the Fund is a diversified series of the Trust.

The list below shows the types of securities and instruments that may be purchased by the Fund to the extent such investments are permitted by applicable law. For a more complete description of the types of securities and techniques that may be utilized by the Fund, see “Investment Techniques and Associated Risks” below. The information below does not describe every type of investment, technique or risk to which the Fund may be exposed. The Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

Investment Practices

Below Investment Grade Securities
Borrowing
Cash Equivalents
Bank Obligations
Repurchase Agreements
Commercial Paper
Derivative Instruments
Equity Investments
Common Stock
Convertible Securities
Depositary Receipts
Preferred Stock
Initial Public Offerings
Foreign Securities
Forward Commitments
Illiquid Investments; Privately Placed and Certain Unregistered Securities
Interfund Lending
Investment Company Securities
Real Estate Investment Trusts
Reverse Repurchase Agreements
Securities Lending
United States Government Obligations
Warrants and Rights
When-Issued Securities
Zero Coupon Securities

Investment Techniques and Associated Risks

(1) Below Investment Grade Securities

In General. The Fund may invest in below investment grade securities, subject to any limitations set forth in the Prospectus and this SAI. Below investment grade securities (also referred to as “high yield securities” or “junk bonds”) are securities rated BB+ or lower by Standard & Poor’s (“S&P”) or Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), securities comparably rated by another Nationally Recognized Statistical Rating Organization (“NRSRO”), or unrated securities of equivalent quality. See Appendix A for further discussion regarding securities ratings. Below investment grade securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. The special risk considerations in connection with investments in these securities are discussed below.

Below investment grade securities generally offer a higher yield than that available from higher-rated issues with similar maturities, as compensation for holding a security that is subject to greater risk. Below investment grade securities are deemed by rating agencies to be predominately speculative with respect to the issuer’s capacity to pay interest and repay principal and may involve major risk or exposure to adverse conditions. Lower-rated securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of below investment grade securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Below investment grade securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of below investment grade securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain additional financing. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Payment Expectations. Below investment grade securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return.

Credit Ratings. Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. With regard to an investment in below investment grade securities, the achievement of the Fund’s investment objective may be more dependent on the subadvisor’s own credit analysis than is the case for higher rated securities. Although the subadvisor considers security ratings when making investment decisions, it does not rely solely on the ratings assigned by the rating services. Rather, the subadvisor performs research and independently assesses the value of particular securities relative to the market. The subadvisor’s analysis may include consideration of the issuer’s experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer’s responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Fund’s subadvisor buys and sells debt securities principally in response to its evaluation of an issuer’s continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates.

Liquidity and Valuation. Below investment grade securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities. The lack of a liquid secondary market may negatively impact the Fund’s ability to dispose of particular securities. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below investment grade securities, especially in a thinly traded market.

Because of the many risks involved in investing in below investment grade securities, the success of such investments is dependent upon the credit analysis of the subadvisor. Although the market for below investment grade securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

(2) Borrowing

The Fund may borrow from banks and enter into reverse repurchase agreements or certain roll transactions (identified under the Fund’s Fundamental Investment Restrictions) up to 33 1/3% of the value of the Fund’s total assets taken at market value (computed at the time the loan is made), including the amount borrowed, in order to take advantage of investment opportunities, for extraordinary or emergency purposes, or for the clearance of transactions. In addition, the Fund may borrow up to 33 1/3% of its total assets through an interfund lending program with other series of trusts managed by the Investment Manager. The Fund may borrow up to an additional 5% of its total assets for temporary purposes. Typically, the Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. In addition, the Trust, on behalf of the Fund, has entered into a master interfund lending agreement that would allow the Fund to borrow, for temporary purposes only, from other funds in the Managers Fund Complex managed by the Investment Manager, subject to the Fund’s fundamental investment restrictions and provided such borrowings do not exceed the amount permitted by Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”). Please see “Interfund Lending” below for more information. If the Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. The Fund will incur costs when it borrows, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If the Fund is permitted to borrow money to take advantage of investment opportunities, if the income and appreciation on assets acquired with such borrowed funds exceed their borrowing cost, the Fund’s investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if the Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. This speculative characteristic is known as “leverage.”

(3) Cash Equivalents

The Fund may invest in cash equivalents to the extent that such investments are consistent with the Fund’s investment objectives, policies and restrictions, and as discussed in the Fund’s Prospectus. A description of the various types of cash equivalents that may be purchased by the Fund appears below.

Bank Obligations. The Fund may purchase obligations of domestic and foreign banks and foreign branches of domestic banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements are subject to certain risks that may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Fund’s ability to dispose of the collateral may be delayed or limited. Generally, the period of these repurchase agreements will be short, and at no time will the Fund enter into a repurchase agreement for a period of more than seven (7) days.

(4) Commercial Paper

Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

(5) Derivative Instruments

The following describes certain derivative instruments and products in which the Fund may invest and risks associated therewith.

The Fund might not employ any of the strategies described below or be permitted by applicable law to do so, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or that any such transactions will be successful.

Futures Contracts and Options on Futures Contracts. The Fund may use futures contracts, including futures contracts on global equity and fixed income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices), for any purpose. The Fund may invest in foreign exchange futures contracts and options thereon (“options on futures”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Fund may purchase and sell futures contracts on various securities indices (“Index Futures”), including indices of U.S. government securities, foreign government securities, equity securities or fixed income securities, and related options. Through the use of Index Futures and related options, the Fund may create economic exposure in its portfolio to long and short positions in the global (U.S. and non-U.S.) equity, bond and currency markets without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. The Fund may enter into futures contracts for the purchase or sale of fixed income securities, equity securities or foreign currencies, and may also use options on securities or currency futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. As described below, the Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when the Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

The Fund will ordinarily be able to close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant Index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Fund purchases such instruments. Positions in Index Futures may be closed out by the Fund only on the futures exchanges upon which the Index Futures are then traded.

The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor’s 100 Stock Index (the “S&P 100 Index”) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (“NYSE”). The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

A public market exists in futures contracts covering a number of Indices as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE Composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Fund may invest will be developed and traded in the future.

The Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indices (discussed below). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to post margin (“initial margin”) with the futures commission merchant executing the transaction. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin does not represent a borrowing or loan by the Fund, but rather is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. In computing daily net asset value, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Limitations on Use of Futures and Options on Futures. The Fund may only enter into futures contracts or options on futures which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or in the case of options on futures, for which an established over-the-counter (“OTC”) market exists. The Fund may utilize futures contracts and related options for any purpose, including for investment purposes and for “bona fide hedging” purposes (as such term is defined in applicable regulations of the Commodities Futures Trading Commission), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. For instance, the Fund may invest to a significant degree in Index Futures on stock indices and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market.

When purchasing a futures contract, the Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s Subadvisor, in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract on the Fund’s records. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s Subadvisor in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, the Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s Subadvisor in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Fund’s Subadvisor in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

Due to an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

Risks Associated with Futures and Options on Futures. There are several risks associated with the use of futures contracts and options on futures as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures on securities, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position. If the Fund was unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. Also, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain a position being hedged by the future or option or to maintain cash or securities in a segregated account. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Forward Currency Contracts. The Fund may enter into forward currency contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will be able to close out a forward currency contract at a favorable price prior to maturity.

The Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might purchase a currency forward to “lock in” the dollar price of securities denominated in that currency which it anticipated purchasing. To avoid leverage in connection with forward currency transactions, the Fund will set aside with its custodian securities considered to be liquid by the Subadvisor in accordance with procedures established by the Board of Trustees, or hold a covered position against any potential delivery or payment obligations under any outstanding contracts, in an amount equal to open positions in forwards used for non-hedging purposes.

Forward currency contracts are not traded on regulated exchanges. When the Fund enters into a forward currency contract, it incurs the risk of default by the counterparty to the transaction.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. The Fund may purchase and sell both put options and call options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies.

The Fund may purchase call options for any purpose. For example, a call option may be purchased by the Fund as a long hedge. Call options also may be used as a means of participating in an anticipated price increase of a security or instrument on a more limited risk basis than would be possible if the security or instrument itself were purchased. In the event of a decline in the price of the underlying security or instrument, use of this strategy would serve to limit the Fund’s potential loss to the option premium paid; conversely, if the market price of the underlying security or instrument increases above the exercise price and the Fund either sells or exercises the option, any profit realized would be reduced by the premium.

The Fund may purchase put options for any purpose. For example, a put option may be purchased by the Fund as a short hedge. The put option enables the Fund to sell the underlying security or instrument at the predetermined exercise price; thus the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security or instrument is lower than the exercise price of the put option, any profit the Fund realizes on the sale of the security or instrument would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Fund may write call or put options for any purpose. For example, writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, the Fund may also suffer a loss as a result of writing options. For example, if the market price of the security or instrument underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would suffer a loss. The Fund will segregate assets or otherwise “cover” written call or put options in accordance with applicable Securities and Exchange Commission (“SEC”) guidelines.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged security or instrument would be offset to the extent of the premium received for writing the option. However, if the underlying security or instrument appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the underlying security or instrument at less than its market value. If the call option is an OTC option, the securities or other assets used as cover may be considered illiquid.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the underlying security or instrument at more than its market value. If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid.

The value of an option position will reflect, among other things, the current market value of the underlying security or instrument, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying security or instrument, the historical price volatility of the underlying security or instrument and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options. Options offer large amounts of leverage, which will result in the Fund’s net asset value being more sensitive to changes in the value of the related instrument. The Fund may purchase or write both exchange traded and OTC options. Exchange traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If the Fund was unable to effect a closing transaction for an option it had purchased, due to the absence of a counterparty or secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or instrument. Options purchased by the Fund that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by the Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.

Options on Indices. Puts and calls on indices are similar to puts and calls on other investments except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities, futures contracts or other investments. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. The risks of investments in options on indices may be greater than options on securities, futures contracts or other investments. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying index. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities or instruments similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities or instruments as underlie the index and, as a result, bears a risk that the value of the securities or instruments held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security or instrument, such as common stock, because there the writer’s obligation is to deliver the underlying security or instrument, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security or instrument, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds investments that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those investments against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding security or instrument positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Risks Related to OTC Options. Unlike exchange traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options are generally considered illiquid by the SEC.

The Fund can use both European-style or American-style options. A European-style option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Foreign Currency Options. The Fund may use currency options to cross-hedge or to increase total return when the Subadvisor anticipates that the currency will appreciate or depreciate in value. The Fund may additionally buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Fund’s securities may be denominated. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. The Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency’s value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Listed options are third party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two party contracts with negotiated strike prices and expiration dates.

Additional Risks of Futures Contracts, Options on Futures Contracts, Options on Securities and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

The value of some derivative instruments in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Subadvisor to forecast interest rates and other economic factors correctly. If the Subadvisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to risk of loss. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

Swap Agreements. The Fund may engage in swap transactions, including, but not limited to swap agreements on interest rates, security indices, specific securities and currency exchange rates.

The Fund may enter into index swap agreements for purposes of attempting to gain exposure to the securities making up an index in a market without actually purchasing those securities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund from the counterparty) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid by the Subadvisor in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party that is engaged in a securities related business if the net amount owed or to be received under existing contracts with that party, along with investments in other securities issued by such counterparty, would exceed 5% of the Fund’s assets.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and the Fund’s obligations under such agreements, together with other illiquid assets and securities, will not exceed 15% of the Fund’s net assets. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended (the “Code”) may limit the Fund’s ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. The Fund will usually enter into interest rate swaps on a net basis (i.e. the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each interest rate or currency swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. If the Fund enters into an interest rate or currency swap on other than a net basis it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate or currency swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least “high quality” by at least one NRSRO at the time of entering into such transaction.

Segregated Accounts or Cover. The Fund will comply with SEC guidelines regarding covering certain financial transactions, including options, futures contracts, options on futures, forward contracts, swaps and other derivative transactions, and will, if the guidelines require, segregate on its books cash or other liquid assets in the prescribed amount as determined daily. In addition to the methods of segregating assets or otherwise “covering” such transactions described in this SAI, the Fund may cover the transactions using other methods currently or in the future permitted under the 1940 Act, the rules and regulations thereunder or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by the Fund.

Assets used as cover cannot be sold while the position in the corresponding instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Note about Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also increase the cost of derivative transactions generally or prevent the Fund from using certain instruments.

(8) Equity Investments

The Fund may invest in equity securities. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the OTC market. More information on the various types of equity investments in which the Fund may invest appears below.

Common Stock. Common stocks are securities that represent a unit of ownership in a corporation. The Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased. Prices of common stocks will rise and fall due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

The Fund may invest to a significant extent in small-capitalization companies.

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.

The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Depositary Receipts. Global Depositary Receipts (“GDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. American Depositary Receipts (“ADRs”) are negotiable receipts issued by a United States bank or trust company, trade in U.S. markets and evidence ownership of securities in a foreign company which have been deposited with such bank or trust’s office or agent in a foreign country. European Depositary Receipts (“EDRs”) are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted.

Investing in GDRs, ADRs and EDRs presents risks not present to the same degree as investing in domestic securities even though the Fund will purchase, sell and be paid dividends on GDRs, ADRs and EDRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. The Fund may be required to pay foreign withholding or other taxes on certain of its GDRs, ADRs or EDRs, but investors may or may not be able to deduct their pro rata shares of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. Unsponsored GDRs, ADRs and EDRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored GDRs, ADRs and EDRs may be less liquid than sponsored GDRs, ADRs and EDRs. Additionally, there generally is less publicly available information with respect to unsponsored GDRs, ADRs and EDRs.

Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights. Prices of preferred stocks may rise and fall rapidly and unpredictably due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

Initial Public Offerings (“IPOs”). The Fund may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

(9) Foreign Securities

The Fund may invest in foreign securities, subject to the limitations described below. The Fund may invest in foreign issuers or in securities principally traded outside the United States, including emerging markets securities. The Fund may invest in securities of non-U.S. issuers directly or in the form of ADRs, EDRs, GDRs, or other securities representing underlying shares of foreign issuers, described under “Depositary Receipts” above.

Investment in securities of foreign entities and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, there may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, and foreign issuers are often subject to accounting, auditing and financial reporting standards and requirements and engage in business practices different from those of domestic issuers of similar securities or obligations. With respect to unsponsored ADRs, these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Foreign issuers also are usually not subject to the same degree of regulation as domestic issuers, and many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The value of the Fund’s portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

The Fund may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that the Fund invests in ADRs, the depositary bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Fund’s Subadvisor to be fully exchangeable into U.S. dollars without legal restriction.

Several of the countries in which the Fund may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Therefore, the Fund may invest in such countries through the purchase of shares of investment companies organized under the laws of such countries.

The Fund’s interest and dividend income from foreign issuers may be subject to non-U.S. withholding and other foreign taxes. The Fund also may be subject to taxes on trading profits in some countries. In addition, many countries have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies, and thus increase the cost to the Fund of investing in any country imposing such taxes. For United States federal income tax purposes, it is not expected that United States shareholders will be entitled to a credit or deduction to the extent of any foreign income taxes paid by the Fund.

Emerging Markets. The risks of foreign investing are of greater concern in the case of investments in emerging markets. Any investments in securities in or otherwise exposed to emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. Such investments may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

(10) Forward Commitments

The Fund may make contracts to purchase securities on a forward commitment basis for a fixed price at a future date beyond the customary settlement period for such securities (“forward commitments”) if the Fund segregates liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to the amount of the Fund’s commitments. Forward commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. The Fund may dispose of a commitment prior to settlement and may realize short-term capital gains or losses upon such disposition. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

(11) Illiquid Investments; Privately Placed and Certain Unregistered Securities

The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. The Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. Subject to this limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund’s portfolio. The price the Fund’s portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be liquid or illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis. Investment in these securities entails the risk to the

Fund that there may not be a buyer for these securities at a price which the Fund believes represents the security’s value should the Fund wish to sell the securities. If a security the Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

(12) Interfund Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Fund has entered into a master interfund lending agreement (“Interfund Lending Agreement”) under which the Fund would lend money and borrow money for temporary purposes directly to and from another fund in the Managers Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. The Fund may not borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund.

If the Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund in the Managers Fund Complex, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility only on a secured basis. The Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the Fund’s fundamental investment restrictions.

The Fund may not lend to another fund in the Managers Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. The Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When the Fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

(13) Investment Company Securities.

The Fund may invest some portion of its assets in shares of other investment companies, including exchange traded funds (“ETFs”) and money market funds, to the extent that they may facilitate achieving the investment objectives of the Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. The Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor and Subadvisor to the Fund will consider such fees in determining whether to invest in other mutual funds. The Fund will invest only in investment companies, or classes thereof, that do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies and ETFs.

The return on the Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund’s investments in a closed-end investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets. The Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

The provisions of the 1940 Act may impose certain limitations on the Fund’s investments in other investment companies. In particular, the Fund’s investments in investment companies are limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). The Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. In addition, pursuant to rules adopted by the SEC, the Fund may invest (1) in shares issued by money market funds, including certain unregistered money market funds, and (2) in shares issued by affiliated funds in excess of the Limitation.

As an exception to the above, the Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

(14) Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs, which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interest.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risk of financing projects. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and such prepayment may diminish the yield on securities issued by such mortgage REITs. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the special tax treatment accorded REITs under the Code and failing to maintain their exemption from the 1940 Act. REITs, and mortgage REITs in particular, are also subject to interest rate risk.

(15) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rate in effect for the term of the agreement. For the purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the custodian consisting of liquid assets in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(16) Securities Lending

The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s investment policies and restrictions. The Fund may lend its investment securities so long as (i) the loan is secured by collateral having a market value at all times not less than 102% (105% in the case of certain foreign securities) of the value of the securities loaned, (ii) such collateral is marked to market on a daily basis, (iii) the loan is subject to termination by the Fund at any time, and (iv) the Fund receives reasonable interest on the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on any such investment. The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of portfolio securities. In addition, voting rights may pass with the loaned portfolio securities, but if a material event occurs affecting an investment on loan, the loan will be recalled and the securities voted by the Fund.

(17) United States Government Obligations

The Fund may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the U.S. Government.

The Fund may invest in obligations issued by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the GNMA (described under “Mortgage Related Securities”), the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, the Fund must principally look to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

(18) Warrants and Rights

Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated time. The holder of a right or warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the right or warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund would lose its entire investment in such warrant.

(19) When-Issued Securities

The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining its average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of its purchase price.

In connection with these transactions, the Fund will maintain a segregated account with the custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against changes in interest rates.

(20) Zero Coupon Securities

The Fund may invest in zero coupon securities. “Zero coupon” securities are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero coupon securities tend to be more volatile than other securities with similar stated maturities, but which make regular payments of either principal or interest.

The Fund is required to accrue and distribute imputed income from zero coupon securities on a current basis, even though it does not receive the income currently. The Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce the Fund’s assets, increase its expense ratio and decrease its rate of return.

Diversification Requirements for the Fund

The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Because a non-diversified Fund can invest a greater percentage of its assets in a small number of issuers or a single issuer, investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Quality Requirements for the Fund

Determinations of comparable quality for unrated securities are made by the Subadvisor based on its own credit research. Any credit quality restrictions or standards for the Fund with respect to a particular security in which the Fund may invest must be satisfied at the time the investment is made. If the Subadvisor determines that the quality of a rated or unrated investment has declined since investment by the Fund or in the event of certain ratings downgrades by NRSROs of the Fund’s rated securities, the Fund may continue to hold the applicable investment.

In addition, at the time the Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A (or its equivalent) or higher by an NRSRO; the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-2 (or its equivalent) or better by an NRSRO; or if no such ratings are available, the investment must be of comparable quality in the Subadvisor’s opinion. At the time the Fund invests in any other short-term debt securities, they must be rated A-1/Prime-1 (or its equivalent) or higher by an NRSRO, or if unrated, the investment must be of comparable quality in the Subadvisor’s opinion. See Appendix A for more detailed information on the various ratings categories.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental”

policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Any restriction on investments or use of assets, including, but not limited to, percentage and rating restrictions, set forth in this SAI or the Prospectus shall be measured only at the time of investment, and any subsequent change, whether in the value, percentage held, rating or otherwise, will not constitute a violation of the restriction, other than with respect to the investment restrictions below related to borrowings by the Fund.

The Fund may not:

(1) Issue senior securities.

(2) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

(3) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(4) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(5) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

(6) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, repurchase agreements and other derivative instruments entered into in accordance with the Fund’s investment policies.

(7) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of trusts managed by the Investment Manager provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(8) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value from banks, through reverse repurchase agreements or forward roll transactions or through an interfund lending program with other series of trusts managed by the Investment Manager, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with the Fund’s investment policies and applicable law.

Unless otherwise provided, for purposes of investment restriction (5) above, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by S&P and Morgan Stanley Capital International.

For purposes of investment restriction (6) above, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the terms “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the Commodity Futures Trading Commission (“CFTC”) that subject such swaps to regulation by the CFTC, the Fund will not consider such instruments to be commodities or commodity contracts for purposes of this restriction.

For purposes of investment restriction (8) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

Portfolio Turnover

Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to the Fund and may increase shareholders’ tax liability.

The portfolio turnover rates for the Fund for the fiscal years ended December 31, 2010 and December 31, 2011 were as follows:

GW&K Small Cap Equity Fund

Fiscal Year Ending	Portfolio Turnover Rate
December 31, 2010	19%
December 31, 2011	25%

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of the Fund’s shareholders. The Fund will disclose its portfolio holdings on a monthly basis on or about the 10th business day of the following month by posting this information on its Website. The Chief Compliance Officer of the Fund may designate an earlier or later date for public disclosure of the Fund’s portfolio holdings. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Fund that the disclosures are in the best interests of the Fund’s shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Fund), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Fund will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of the Fund’s shareholders in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about the Fund’s portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Fund may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Fund: the Subadvisor; the independent registered public accounting firm ([    ]); the Custodian (The Bank of New York Mellon); financial printers (R.R. Donnelley, Merrill Corp.); counsel to the Fund (Ropes & Gray LLP) or counsel to the independent trustees of the Fund (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor and the Custodian. Disclosures of portfolio holdings information will be made to the Fund’s independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Fund or counsel to the Fund’s independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Fund’s operations. In addition, the Fund provides portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants and fair valuation services: Lipper, Morningstar, Interactive, FactSet, Netik, Wilshire Associates, and Institutional Shareholder Services Inc. The Fund may disclose non-public current portfolio holdings information to Interactive on a daily basis for valuation purposes, to FactSet and Netik on a daily basis for portfolio holdings analysis, to Wilshire Associates on the 7th business day of every month for consulting services, portfolio holdings and performance analysis, and to Institutional Shareholder Services Inc. on a monthly basis for proxy voting purposes. The Fund also provides current portfolio holdings information to Lipper, Morningstar and various institutional investment consultants and other related firms, but only after such information has already been disclosed to the general public.

The entities to which the Fund voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Fund’s portfolio holdings will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The President, Treasurer and Secretary hold office until a successor has been duly elected and qualified, or in each case until he or she sooner dies, resigns is removed or becomes disqualified. Other officers serve at the pleasure of the Trustees.

Independent Trustees

The Trustees in the following table are not “interested persons” of the Trust within the meaning of the 1940 Act (“Independent Trustees”). William E. Chapman serves as the Independent Chairman of the Board of Trustees.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	38	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 portfolios)	Significant board experience; currently professor of finance; audit committee financial expert.
William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Trustee of Bowdoin College (2002-Present); Hewitt	38	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee	Significant board experience; significant executive experience with several financial services firms; continuing service as Independent Chairman of the

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
		Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (2002-Nov. 2009)		of Aston Funds (26 portfolios)	Board of Trustees.
Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Attorney at Law and Partner, Teeters Harvey Gilboy & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	38	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 portfolios)	Significant board experience; practicing attorney; continuing service as Chairman of the Trust’s Audit Committee.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Steven J. Paggioli DOB: 4/3/50	Trustee since 2004	Independent Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	38	Trustee, Professionally Managed Portfolios (43 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel; Trustee of Aston Funds (26 portfolios)	Significant board experience; significant executive experience with several financial services firms; former service with financial service regulator; audit committee financial expert.
Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	38	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (26 portfolios)	Significant board experience; former practicing attorney; currently professor of law.
Thomas R. Schneeweis DOB: 5/10/47	Trustee since 2004	Professor of Finance, University of Massachusetts (1977-Present);	38	Trustee of Aston Funds (26 portfolios)	Significant board experience; currently professor of finance; significant executive experience with

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
		Director, CISDM at the University of Massachusetts, (1996-Present); President, TRS Associates (1982-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Partner, S Capital Management, LLC (2007-Present); Partner, White Bear Partners, LLC (2007-2010); Partner, Northhampton Capital Management, LLC (2004-2010)			several investment partnerships.

*	The Fund Complex consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Interested Trustee

Ms. Carsman is an “interested person” of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG, and her former position as Chief Legal Officer of the Trust.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE/ OFFICER*	OTHER DIRECTORSHIPS HELD BY TRUSTEE/ OFFICER DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Christine C. Carsman DOB: 4/2/52	Trustee since 2011	Deputy General Counsel, Affiliated Managers Group, Inc. (2011-Present); Senior Counsel, Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary and Chief Legal Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)	38	None	Significant business, legal and risk management experience with several financial services firms; former practicing attorney at private law firm; significant experience as an officer of the Trust, including as Chief Legal Officer.

*	The Fund Complex consists of the funds of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.

Information About Each Trustee’s Experience, Qualifications, Attributes or Skills

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, and experience, qualifications,

attributes or skills for serving as Trustees are shown in the tables above. The summaries relating to the experience, qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Trustees are counseled by their own separate, independent legal counsel, who participates in Board meetings and interacts with Managers, and also may benefit from information provided by the Trust’s and Managers’ legal counsel. Both Independent Trustee and Trust counsel have significant experience advising funds and fund board members. The Board and its Committees have the ability to engage other experts, including the Fund’s independent public accounting firm, as appropriate. The Board evaluates its performance on an annual basis.

Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
Keitha L. Kinne DOB: 5/16/58	President and Principal Executive Officer since 2012; Chief Operating Officer since 2007	President and Principal Executive Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2012-Present); President, Managers Distributors, Inc. (2012-Present) Managing Partner and Chief Operating Officer, Managers Investment Group LLC (2007-Present); Chief Investment Officer, Managers Investment Group LLC (2008-Present); Chief Operating Officer, The Managers Funds, Managers Trust I, Managers Trust II, and Managers AMG Funds (2007-Present); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director,

Citigroup Asset Management (2004-2006)

Lewis Collins DOB: 2/22/66	Secretary since 2011; Chief Legal Officer since 2011	Secretary and Chief Legal Officer, Managers AMG Funds, The Managers Funds, Managers Trust I, and Managers Trust II (2011-Present); Senior Counsel, Affiliated Managers Group, Inc. (2002-Present); Senior Vice President, Affiliated Managers Group, Inc. (2010-Present); Vice President, Affiliated Managers Group, Inc. (2006-2010); Director, Affiliated Managers Group, Inc. (2002-2006); Attorney, Ropes & Gray LLP (1998-2002)
Donald S. Rumery DOB: 5/29/58	Principal Financial Officer since 2008; Chief Financial Officer since 2007; Treasurer since 1999	Senior Vice President, Managers Investment Group LLC (2005-Present); Chief Financial Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2007-Present); Principal Financial Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2008-Present); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, Managers Trust I and Managers Trust II (2000-Present); Treasurer, The Managers Funds (1995-Present); Treasurer, Managers AMG Funds (1999-Present)
John J. Ferencz DOB: 3/09/62	Chief Compliance Officer since 2010	Chief Compliance Officer, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2010-Present); Vice President, Legal and Compliance, Managers

Investment Group LLC (2010-Present); Senior Compliance Analyst, Mutual Funds and Regulatory, GE Asset Management Incorporated (2005-2010).
Michael Ponder DOB: 9/12/73	Assistant Secretary since 2011	Assistant Secretary, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2011-Present); Senior Vice President and Counsel, Managers Investment Group LLC (2011-Present); Attorney, DeNovo Legal (2009-2010); Vice President, Credit Suisse (2007-2009); Associate, Willkie Farr & Gallagher LLP (2006-2007)

Trustee Share Ownership

[To be updated by amendment]

Name of Trustee	Dollar Range of Equity Securities in the Fund Beneficially Owned as of December 31, 2011	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies* Beneficially Owned as of December 31, 2011
Independent Trustees:

Jack W. Aber	[$1 - $10,000]	Over $100,000
William E. Chapman, II	[$1 - $10,000]	Over $100,000
Edward J. Kaier	[NONE]	Over $100,000
Steven J. Paggioli	[NONE]	Over $100,000
Eric Rakowski	[NONE]	$50,001-$100,000
Thomas R. Schneeweis	[NONE]	$50,001-$100,000

Interested Trustee:

Christine C. Carsman	[NONE]	Over $100,000

*	The Family of Investment Companies consists of the funds of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Board Leadership Structure and Risk Oversight

The following provides an overview of the leadership structure of the Board of Trustees of Managers AMG Funds (the “Board”) and the Board’s oversight of the Fund’s risk management process. The Board consists of seven Trustees, six of whom are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). An Independent Trustee serves as Chairman of the Board of Trustees. In addition, the Board also has two standing committees, the Audit Committee and Governance Committee (the “Committees”) (discussed below) comprised exclusively of Independent Trustees, to which the Board has delegated certain authority and oversight responsibilities.

The Board’s role in management of the Trust is oversight, including oversight of the Fund’s risk management process. The Board meets regularly on at least a quarterly basis and at these meetings the officers of the Fund and the Fund’s Chief Compliance Officer report to the Board on a variety of matters. A portion of each regular meeting is devoted to an executive session of the Independent Trustees, the Independent Trustees’ separate, independent legal counsel, and the Fund’s Chief Compliance Officer, at which no members of management are present. In executive session, the Independent Trustees consider a variety of matters that are required by law to be considered by the Independent Trustees, as well as matters that are scheduled to come before the full Board, including fund governance, compliance, and leadership issues. When considering these matters, the Independent Trustees are advised by their separate, independent legal counsel. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Fund.

Managers AMG Funds has retained Managers as the Fund’s investment adviser and administrator. Managers provides the Fund with investment advisory services, and is responsible for day-to-day management and administration of the Fund, and management of the risks that arise from the Fund’s investments and operations. Employees of Managers serve as several of the Fund’s officers, including the Fund’s President. The Board provides oversight of the services provided by Managers and the Fund’s officers, including their risk management activities. On an annual basis, the Fund’s Chief Compliance Officer conducts a compliance review and risk assessment and prepares a written report relating to the review and assessment that is provided to the Board for review and discussion. The risk assessment includes a broad-based review of the risks inherent to the Fund, the controls designed to address those risks, and selective testing of those controls to determine whether they are operating effectively and are reasonably designed. In addition, each Committee of the Board provides oversight of Managers’ risk management activities with respect to the particular activities within the Committee’s purview. In the course of providing oversight, the Board and the Committees receive a wide range of reports on the Fund’s activities, including regarding the Fund’s investment portfolio, the compliance of the Fund with applicable laws, and the Fund’s financial accounting and reporting. The Board and the relevant Committees meet periodically with the Fund’s Chief Legal Officer to receive reports on Managers’ risk management activities. The Board also meets periodically with the Fund’s Chief Compliance Officer to receive reports regarding the compliance of the Fund with federal and state securities laws and the Fund’s internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Fund’s subadvisers and Managers’ investment research team to receive reports regarding the management of the Fund, including their investment risks. The Board also meets periodically with the Fund’s Chief Financial Officer, Chief Operating Officer, and other senior personnel of Managers to hear generally about Managers’ business operations.

Board Committees

As described below, the Board of Trustees has two standing Committees, each of which is chaired by an Independent Trustee. The Board has not established a formal risk oversight committee.

However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight.

Audit Committee

[To be updated by amendment]

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Edward J. Kaier serves as the chairman of the Audit Committee. Under the terms of its charter, the Audit Committee (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Fund’s financial statements; (c) reviews and assesses the performance, approves the compensation, and approves or ratifies the appointment, retention or termination of the Trust’s independent registered public accounting firm, (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent registered public accounting firm, (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm, periodically as the need arises, but not less frequently than annually, matters bearing upon its status as “independent” under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues of which the Audit Committee is aware that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The chairman of the Audit Committee or his designee also may carry out the duties of the Pricing Committee from time to time. The Audit Committee met [2] times during the most recent fiscal year.

Governance Committee

[To be updated by amendment]

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. William E. Chapman serves as the chairman of the Governance Committee. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Funds, 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Governance Committee met [5] times during the most recent fiscal year.

Trustees’ Compensation

For their services as Trustees of the Trust and other mutual funds within the Managers Fund Complex for the fiscal year ended December 31, 2011, the Trustees were compensated as follows:

[To be updated by amendment]

Compensation Table:

Name of Trustee	Aggregate Compensation from the Fund (a)			Total Compensation from the Fund Complex Paid to Trustees (b)

Independent Trustees:
Jack W. Aber	$	[535	]	$105,000
William E. Chapman II (c)	$	[637	]	$125,000
Edward J. Kaier (d)	$	[575	]	$113,000
Steven J. Paggioli	$	[535	]	$105,000
Eric Rakowski	$	[535	]	$105,000
Thomas R. Schneeweis	$	[535	]	$105,000

Interested Trustees:
John H. Streur		None		None
Nathaniel Dalton		None		None

(a)	Compensation is calculated for the fiscal year ended December 31, 2011. The Trust does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-month period ended December 31, 2011 for services as a Trustee of the Managers Fund Complex, which, as of December 31, 2011, consisted of 38 funds in the Trust, The Managers Funds, Managers Trust I and Managers Trust II.
(c)	Mr. Chapman received an additional $[ ] annually for serving as the Independent Chairman, which is reflected in the chart above.
(d)	Mr. Kaier received an additional $[ ] annually for serving as the Audit Committee Chairman, which is reflected in the chart above.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

[To be updated by amendment]

[As of April [    ], 2012, the Trust did not know of any entity or person who “controlled” (within the meaning of the 1940 Act) the Fund.] A person or entity that “controls” the Fund could have effective voting control over the Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

Principal Holders

[To be updated by amendment]

[As of April [    ], 2012, the following persons and/or entities owned beneficially or of record 5% or more of the outstanding shares of each class of the Fund:]

Small Cap Equity Fund

Institutional Class

Name and Address	Percentage Ownership
[ ]

Service Class

Name and Address	Percentage Ownership
[ ]

Investor Class

Name and Address	Percentage Ownership
[ ]

Management Ownership

[To be updated by amendment]

[As of April [    ], 2012, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of the Fund.]

MANAGEMENT OF THE FUND

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Investment Manager serves as investment manager to the Fund. The Investment Manager also serves as administrator of the Fund and carries out the daily administration of the Trust and the Fund. The Investment Manager’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Investment Manager is a subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Fund. MDI’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

The assets of the Fund are managed by a Subadvisor selected by the Investment Manager, subject to the review and approval of the Trustees. The Investment Manager recommends subadvisors for the Fund to the Trustees based upon continuing quantitative and qualitative evaluation of each subadvisor’s skills in managing assets subject to specific investment styles and strategies. Unlike many other mutual funds, the Fund benefits from independent asset manager specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in hiring or terminating a subadvisor, and the Investment Manager does not expect to make frequent changes of subadvisors. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating subadvisors for individuals and institutional investors.

For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the subadvisory fees the Subadvisor that manages the assets of the Fund.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objectives, policies and restrictions. Generally, the services that the Subadvisor provides to the Fund are limited to asset management and related recordkeeping services.

The Subadvisor or an affiliated broker-dealer may execute portfolio transactions for the Fund and receive brokerage commissions, or markups/markdowns, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the rules thereunder, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate of the Fund’s Subadvisor participates. For underwritings where a Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory or other accounts which are unrelated in any manner to the Fund or the Investment Manager and its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Fund pursuant to an investment management agreement with the Trust (the “Investment Management Agreement”). The Investment Management Agreement permits the Investment Manager to engage, from time to time, one or more subadvisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a subadvisory agreement with the Fund’s Subadvisor (the “Subadvisory Agreement”).

The Investment Management Agreement and the Subadvisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

The Investment Management Agreement and the Subadvisory Agreement with GW&K may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on 60 days’ written notice to the other party and to the Fund.

The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for:

•

developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of the Fund;

•

determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents;

•	making changes on behalf of the Trust in the investments of the Fund;

•	providing financial, accounting and statistical information required for registration statements and reports with the SEC; and

•

providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

Under the Subadvisory Agreement, the Subadvisor manages all of the Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objectives, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trust’s Board of Trustees. The provision of investment advisory services by the Subadvisor to the Fund will not be exclusive under the terms of the Subadvisory Agreement, and the Subadvisor will be free to and expect to render investment advisory services to others.

The Fund pays all expenses not borne by the Investment Manager or the Subadvisor including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust’s independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of the Fund’s shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment that any of the Subadvisor’s other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for their other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of the Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

The Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to the Fund or any Fund shareholder for any act or omission in the course of, or connected with, the matters to which the Investment Management Agreements relate. The Subadvisory Agreement provides that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadvisor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The Trust may rely on an exemptive order from the SEC that, subject to compliance with its conditions, would permit the Investment Manager to enter into subadvisory agreements with unaffiliated subadvisors without shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90-day notification requirement discussed below) and approval by the Trustees but without shareholder approval, to employ new unaffiliated subadvisors for the Fund, change the terms of the subadvisory agreement for an unaffiliated subadvisor, or continue the employment of an unaffiliated subadvisor after events that under the 1940 Act and the subadvisory agreement would be deemed to be an automatic termination of the subadvisory agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of an unaffiliated subadvisor. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of subadvisory agreements, shareholders of the Fund will continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund. The Investment Manager may not change a Subadvisor to the Fund without approval of the Trust’s Board of Trustees and, to the extent required by the 1940 Act, shareholder approval.

Compensation of the Investment Manager and the Subadvisor

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 0.75%, which is computed daily as a percentage of the value of the average daily net assets of the Fund and may be paid monthly.

As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadvisor all or a portion of the investment management fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly based on the average daily net assets that the Subadvisor manages. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the Fund’s expenses.

Investment Management Fees Paid by the Fund.

Investment management fees paid to the Investment Manager by the Fund for advisory services for the fiscal years ended December 31, 2009, December 31, 2010, and December 31, 2011 are as follows. Management fees waived and/or reimbursed are described below under “Expense Limitations.”

Fund	Total	Waived/Reimbursed	Net

Small Cap Equity Fund
Fiscal Year Ended December 31, 2011	$369,563	$0	$369,563
Fiscal Year Ended December 31, 2010	$221,438	$0	$221,438
Fiscal Year Ended December 31, 2009	$191,691	$1,075	$190,616

Subadvisory Fees Paid by the Investment Manager. Fees paid by the Investment Manager to the Subadvisor for subadvisory services with respect to the Fund for the fiscal years ended December 31, 2009, December 31, 2010, December 31, 2011 are as follows:

Small Cap Equity Fund
Fiscal Year Ended December 31, 2011	$369,563
Fiscal Year Ended December 31, 2010	$221,438
Fiscal Year Ended December 31, 2009	$183,611

Expense Limitations

From time to time, the Investment Manager, and, in certain cases, the Subadvisor, may agree to limit the Fund’s expenses by agreeing to waive all or a portion of the investment management fee and other fees it would otherwise be entitled to receive from the Fund and/or reimburse certain Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager or Subadvisor may waive all or a portion of its fees and/or reimburse Fund expenses for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Investment Manager or Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from the Fund, or attempting to make the Fund’s performance more competitive as compared to similar funds. The effect of any contractual expense limitations in effect at the date of this SAI is reflected in the tables below and in the Annual Fund Operating Expenses table (including footnotes thereto) located in the front of the Fund’s Prospectus. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant the Fund’s contractual expense limitation, the Investment Manager and, in certain cases, the Subadvisor, may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed its contractual expense limitation amount. In addition, the Investment Manager or Subadvisor may voluntarily agree to waive or reimburse a portion of its management fee from time to time. Any voluntary expense limitations by the Investment Manager or by the Subadvisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Subadvisor. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective.

All fees waived and/or expenses reimbursed to the Fund for the fiscal years ended December 31, 2009, December 31, 2010, and December 31, 2011 are as follows:

Small Cap Equity Fund
Fiscal Year Ended December 31, 2011	$158,683
Fiscal Year Ended December 31, 2010	$124,475
Fiscal Year Ended December 31, 2009	$83,241

The Investment Manager also serves as the administrator to the Fund and receives compensation from the Trust for the Fund pursuant to administration and shareholder servicing agreements (the “Fund Administration Agreement”) between the Trust and the Investment Manager. For more information about the Fund Administration Agreement, see “Administrative Services; Distribution Arrangements” below.

Portfolio Managers of the Fund

Unless indicated otherwise, all information below is as of December 31, 2011.

GW&K Small Cap Equity Fund

Gannett Welsh & Kotler, LLC (“GW&K”)

GW&K has served as Subadvisor to the Fund since the Fund commenced operations. AMG has a majority ownership and controlling interest in GW&K that it acquired from The Bank of New York Mellon (“BNY”) on October 1, 2008. As of December 31, 2011, GW&K’s assets under management were approximately $12.9 billion.

Daniel L. Miller and Jeffrey W. Thibault serve as the portfolio managers primarily responsible for the day-to-day management of the Fund.

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Daniel L. Miller, CFA
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	3,041.00	$1,411.00	None	$0

Portfolio Manager: Jeffrey W. Thibault, CFA
Type of Account	Number Of Accounts Managed[1]	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0

Other Accounts	2,431.00	$949.00	None	$0

[1]	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Potential Material Conflicts of Interest

GW&K’s portfolio managers simultaneously manage multiple types of portfolios, including separate accounts, wrap fee programs and sub advised mutual funds, according to the same or a similar investment strategy as the applicable Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or funds but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by a Fund, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers (see “Portfolio Manager Compensation” below) generally does not provide any incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.

While G&WK has policies and procedures to help ensure accounts are treated fairly and equitably over time not all accounts within a strategy will be managed the same at all times. Different client guidelines and/or differences within the investment strategies may lead to the use of different investment practices for accounts within the same or similar investment strategy.

Portfolio Manager Compensation

Portfolio manager compensation is a formula that balances investment management results and growth of the product. Compensation is comprised of a fixed base salary which is determined by the individual’s experience and position relative to market data, as well as a bonus that incorporates 4 components:

•	Performance (of strategies managed by the portfolio manager based on composite returns) Relative to Peers

•	Risk-Adjusted Performance (of strategies managed by the portfolio manager based on composite returns) Relative to applicable Benchmarks

•	Revenue Growth

•	Discretionary

The bonus is not based specifically on the performance of the Fund nor is it based specifically on the assets held by the Fund.

Portfolio Managers’ Ownership of Fund Shares

Small Cap Equity Fund:

Mr. Miller:	None
Mr. Thibault:	$10,001 to $50,000

Proxy Voting Policies and Procedures

Proxies for the Fund’s portfolio securities are voted in accordance with the proxy voting policies and procedures of the Subadvisor responsible for managing the portion of the Fund’s assets that includes the security with respect to which a proxy is solicited, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors. The proxy voting policies and procedures for the Fund are attached to this SAI as Appendix B. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2011, is available: (i) without charge, by calling 1-(800) 835-3879; and (ii) on the SEC’s website at http://www.sec.gov.

Code of Ethics

The Trust, the Investment Manager, MDI and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Administrative Services; Distribution Arrangements

Under the Fund Administration Agreement between the Trust and the Investment Manager, the Investment Manager also serves as administrator of the Fund and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Fund. For these services, the Fund will pay the Investment Manager 0.25% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 120 days’ prior written notice to the Trust, and by the Trust upon at least 30 days’ prior written notice to the Investment Manager.

Fees paid under the Fund Administration Agreement for administrative services by the Fund for the fiscal years ended December 31, 2009, December 31, 2010 and December 31, 2011 are as follows:

Small Cap Equity Fund
Fiscal Year Ended December 31, 2011	$123,188
Fiscal Year Ended December 31, 2010	$73,813
Fiscal Year Ended December 31, 2009	$63,897

Under a Distribution Agreement between the Trust and MDI, MDI serves as the principal distributor and underwriter for the Fund. MDI is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangements discussed below, generally MDI bears a portion of the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of the Fund’s Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to MDI shall be borne by the Investment Manager or an affiliate of the Investment Manager as agreed upon between MDI and the Investment Manager from time to time. MDI is not obligated to sell any specific amount of shares of the Fund. All shares and classes of the Fund are sold without a front end or contingent deferred sales load and Institutional Class shares and Service Class shares of the Fund are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

The Distribution Agreement between the Trust and MDI may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the Fund and (ii) by a majority of the Trustees of the Trust who are “interested persons” of the Trust or MDI (as that term is defined in the 1940 Act).

For sales of Fund shares, MDI may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. With respect to the Fund, certain programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Rule 12b-1 distribution and service plan described below or, in the case of such shares that are not subject to a Rule 12b-1 distribution and service plan, by MDI or its affiliates out of their own assets. These programs will not change the price an investor will pay for shares or the amount that the Fund will receive from such sales.

MDI’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Rule 12b-1 Distribution and Service Plan – The Trust has adopted a distribution and service plan with respect to the Investor Class shares of the Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges.

Pursuant to the Plan, the Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of Investor Class shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class.

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Investor Class shares of the Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

In accordance with the terms of the Plan, MDI provides to the Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Plan, they will review the level of compensation the Plan provides in considering the continued appropriateness of the Plan.

Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or any related agreements, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may not be amended to increase materially the amount to be spent under the Plan without approval of the shareholders of the affected Fund, and material amendments to the Plan must also be approved by the Trustees in a manner described therein. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operations of the Plan or any related agreements, or by a vote of a majority of the outstanding voting securities of the the Fund (as that term is defined in the 1940 Act). The Plan will automatically terminate in the event of its assignment.

For the fiscal year ended December 31, 2011, the Investor Class shares of the Fund paid the following amounts under the Plan:

Small Cap Equity Fund
Fiscal Year Ended December 31, 2011	$6,737

Custodian

The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the name of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769 (the “Transfer Agent”), is the transfer agent for the Fund and the sub-transfer agent for the ManagersChoice® asset allocation program and also serves as the dividend disbursing agent for the Fund.

Independent Registered Public Accounting Firm

[To be updated by amendment]

[    ] is the independent registered public accounting firm for the Fund. [    ] conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadvisor places all orders for the purchase and sale of securities that are held in the Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. The Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Fund except portfolio investment management and related record-keeping services. The Investment Manager may request that the Subadvisor employ certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

Brokerage Commissions

Aggregate brokerage commissions paid by the Fund for the fiscal years ended December 31, 2009, December 31, 2010, and December 31, 2011 are as follows:

Small Cap Equity Fund*
Fiscal Year Ended December 31, 2011	$56,412
Fiscal Year Ended December 31, 2010	$19,656
Fiscal Year Ended December 31, 2009	$57,963

*	The increase in brokerage fees paid by the Fund for the fiscal year ended December 31, 2011 from the fiscal year ended December 31, 2010 was the result of an increase in assets in the Fund, which led to an increase in trading.

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Fund and not to expenses of the Investment Manager or the Subadvisor.

Fund Ownership of Broker-Dealer Securities

During the fiscal year ended December 31, 2011, the Small Cap Equity Fund acquired securities of its “regular broker-dealers” as such term is defined in Rule 10b-1 under the 1940 Act. As of December 31, 2011, the Fund held $1,082,809 worth of securities of Stifel Financial Corp.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts directly with the Fund or through their financial planners or investment professionals, or directly with the Trust in circumstances as described in the Fund’s current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell the Fund’s shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor’s name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust by 4:00 p.m. New York time at the address listed in the Fund’s current Prospectus on any day that the NYSE is open for business will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Investment Manager will also receive that day’s offering price, provided that the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations that have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check or by Automated Clearing House funds (“ACH”) are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar-day period, such shareholder may exchange such shares into any series of the Trust, The Managers Funds, Managers Trust I or Managers Trust II, subject to applicable restrictions such as minimum investment amounts. The 15 calendar-day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Fund and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York time on any day that the NYSE is open for business will receive the net asset value determined at the close of regular business of the NYSE on that day. Redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day, provided that the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York time will be redeemed at the net asset value determined at the close of trading on the next business day. Redemption orders transmitted to the Trust at the address indicated in the Fund’s current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders.

The Trust reserves the right to redeem a shareholder account (after 60 days’ notice and the opportunity to reestablish the account balance) when the value of the Fund’s shares in the account falls below the following amounts due to redemptions: (i) $500 with respect to Investor Class shares and Service Class shares of the Fund, and (ii) $25,000 with respect to Institutional Class shares of the Fund. Whether the Trust will exercise the right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value” below, and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check or ACH are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for business other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

As described in the Fund’s Prospectus, an investor may exchange each class of shares of the Fund into shares of the same class of any of the other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other Managers’ funds described above, an investor also may exchange shares of the Fund through the Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”) (see below for more information about the JPMorgan Fund). Because an exchange is the sale of shares of the Fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. The value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them, except that there is no minimum purchase requirement to exchange into the JPMorgan Fund. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from the redemption become available. Shareholders subject to federal income tax may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time, subject to applicable law. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

The JPMorgan Fund is advised, offered and distributed by JPMorgan Asset Management and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in the Fund’s Prospectus, subject to the restrictions above. The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment advisor, respectively, that provide for a cash payment to the Investment Manager with respect to the average daily net asset value of the total number of shares of the JPMorgan Fund held by customers investing through the Investment Manager. This cash payment compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services, and not investment advisory or distribution related services.

Cost Basis Reporting

Upon the redemption or exchange of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund’s shares you redeemed or exchanged. See the Fund’s Prospectus for more information.

Net Asset Value

Each class of shares computes its net asset value (“NAV”) once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York time. The NAV will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York time.

The NAV per share of each class of shares of the Fund is equal to the value of the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. Equity securities listed on a U.S. securities exchange (including ADRs and GDRs) are valued at the last quoted sale price on the exchange where such securities are principally traded as of the close of the exchange’s or such market’s regular trading hours on the valuation date, or, lacking any sales, at the last quoted bid price. Equity securities traded on NASDAQ or in a U.S. OTC market (including ADRs) are valued at the official closing price as of the close of the market’s regular trading hours on the valuation date, or, lacking any sales, on the basis of the last quoted bid price. Equity securities traded primarily on non-U.S. stock exchanges or in non-U.S. OTC markets are valued at each market’s official closing price if one is available and is representative of the overall market. Otherwise, equity securities traded primarily on non-U.S. stock exchanges or in non-U.S. OTC markets are valued on the basis of the last quoted sale price as of the close of the regular trading hours of the principal exchange or the OTC market on which the security is traded on the valuation date, or, lacking any sales, on the basis of the last quoted bid price. Debt obligations with maturities of sixty (60) days or less are valued at amortized cost. Debt obligations with maturities of more than 60 days are valued using the evaluated bid price or the mean between the evaluated bid and ask prices. Notwithstanding the foregoing, currencies, financial derivative instruments (including futures contracts on equity and fixed-income securities, security indexes and options on futures contracts securities and security indexes, swap contracts and exchange traded swaps and IPOs) will be valued in accordance with the Fund’s valuation procedures adopted from time to time. In the event that the market quotation for a portfolio instrument is not deemed to be readily available or if the Fund’s service providers believe the quotation to be unreliable pursuant to the Fund’s Market Value Procedures, the portfolio instrument is valued at fair value, as determined in good faith and pursuant to the Fund’s Fair Value Procedures established by the Trustees. All portfolio instrument valuations described above on a valuation date shall be valuations of such instruments as of or prior to the close of business of the NYSE.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of the Fund’s shares, and no compensation or other consideration is received by the Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

The Fund declares and pays dividends and distributions as described in its Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distributions will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by un-cashed dividend or redemption checks.

CERTAIN FEDERAL INCOME TAX MATTERS

The following summary of certain U.S. federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the U.S. federal income tax laws. This summary is based on the Code (as defined above), the regulations thereunder, published rulings and court decisions, in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Fund – in General

The Fund has elected to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to so qualify, the Fund must, among other things:

(a)	derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (all such income “Qualifying Income”);

(b)	invest the Fund’s assets in such a manner that, as of the close of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote and that are engaged in the same or similar trades or businesses or related trades or businesses or (y) in the securities of one or more “qualified publicly traded partnerships” (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in paragraph (a)(i) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal

Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If the Fund qualifies for treatment as a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (net long-term capital gains in excess of the sum of net short-term capital losses and any capital losses carried forward from prior years), if any, that it distributes to shareholders in the form of dividends (including Capital Gain Dividends, as defined below) on a timely basis.

Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute Qualifying Income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of Qualifying Income the Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities. This could affect the qualification of the Fund as a regulated investment company.

If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify for treatment as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. All distributions by the Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Some portions of such distributions may be eligible for treatment as “qualified dividend income” (defined below) for individuals and for the dividends-received deduction for corporate shareholders. The Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or a later date if the Fund is eligible to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a regulated investment company’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or a later date if the Fund makes the election referred to above) generally are treated as arising on January 1 of the following calendar year. Also for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid by the Fund to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends to make sufficient distributions to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of the Fund’s Investments

Original Issue Discount; Market Discount. For U.S. federal income tax purposes, some debt securities, including all zero coupon debt obligations, with a fixed maturity date of more than one year from the date of issuance that are purchased by the Fund will be treated as having original issue discount (“OID”). OID generally can be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. OID is treated for U.S. federal income tax purposes as interest income earned by the Fund, which will comprise a part of the Fund’s investment company taxable income or net tax-exempt income required to be distributed to shareholders as described above, whether or not cash on the debt security is actually received. Generally, the amount of OID accrued each year is determined on the basis of a constant yield to maturity which takes into account the compounding of interest.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price (or, in the case of original issue discount obligations, the revised issue price) of a debt security over the purchase price of such security. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Market discount generally accrues in equal daily installments. The Fund may make one or more elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price) or OID. Generally, the Fund will be required to include the acquisition discount or OID in income over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from cash assets or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so.

Higher-Risk Securities. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as whether or to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a particular debt instrument has market discount. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to (and thus, may affect the cash flow of) the issuer. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the corporate dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

Repurchase Agreements and Securities Loans. The Fund’s participation in repurchase agreements and loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a repurchase agreement or a securities loan, (i) any amounts received by the Fund in place of dividends or interest earned on the security during the period that such security was not directly held by the Fund may not give rise to qualified dividend income or distributions qualifying for the corporate dividends-received deduction (each of which is described below); and (ii) any withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

Options, Futures, Forward Contracts, Swap Agreements, and Other Derivatives. The Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions. The character of the Fund’s taxable income will, in some cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. In addition, because the tax rules applicable to such investments may be uncertain under current U.S. federal income tax laws, an adverse determination or future IRS guidance with respect to these rules may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of the Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; (iii) cause adjustments in the holding periods of portfolio securities; (iv) convert capital gains into ordinary income; (v) characterize both realized and unrealized gains or losses as short-term or long-term, irrespective of the holding period of the investment; and (vi) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income. Such provisions may apply to, among other investments, futures contracts, options on futures contracts, options on securities, options on security indices, swaps, short sales, foreign securities, securities loan transactions and other similar transactions. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

The tax treatment of certain contracts entered into by the Fund, including regulated futures contracts and listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on debt securities, equity indices and futures contracts), will be governed by section 1256 of the Code (“section 1256 contracts”). Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses (“60/40”); however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary in character (See “Foreign Currency Transactions and Hedging” below). Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

The timing and character of income and losses arising in respect of swap contracts are, in many instances, unclear. In addition, the tax treatment of a payment made or received on a swap contract held by the Fund, and in particular, whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures and forward contracts, and swaps undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character, and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Foreign Currency Transactions and Hedging. Gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in value of the foreign currency between the acquisition and disposition of the position, also are treated as ordinary income or loss. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years. However, in certain circumstances, the Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses.

Book-Tax Differences. Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate income tax liability at the Fund level.

Real Estate Investment Trusts. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

Mortgage-Related Securities. The Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from certain pass-through entities) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly.

In general, excess inclusion income that is allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. As a result, the Fund investing in mortgage-related securities may not be a suitable investment for a charitable remainder trust (see “Tax-Exempt Shareholders” below).

Passive Foreign Investment Companies. Under the Code, investments in certain foreign investment companies that qualify as “passive foreign investment companies” (“PFICs”) are subject to special tax rules. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, “passive income” for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to that Fund’s shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Investments in Other Investment Companies. If the Fund receives dividends from another mutual fund, an ETF, or other company that is taxed as a regulated investment company (each, an “underlying fund”), and the underlying fund reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

If the Fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

Taxation of Certain Investments. As described above, certain of the Fund’s investments may create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such investments. The character of the Fund’s taxable income will, in many cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund.

Federal Income Taxation of Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in such Fund. In general, the Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

Effective for taxable years beginning on or after January 1, 2013, the “net investment income” of individuals, estates and trusts will be subject to a new 3.8% Medicare contribution tax, to the extent such income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain. Taxable income that is retained by the Fund will be subject to tax at regular corporate rates. The Fund may also retain for investment its net capital gain. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Distributions are taxable to shareholders as described herein whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions by the Fund will result in a reduction in the fair market value of such Fund’s shares. A distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, a shareholder that purchases shares of the Fund just prior to a taxable distribution will then receive a return of investment upon distribution which may nevertheless be taxable to the shareholder as ordinary income or capital gain.

For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. This provision will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for the purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC. Distributions received by a Fund from REITs generally will not constitute qualified dividend income.

In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by the Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only capital gain included in the term “gross income” is the excess of net short term capital gain over net long term capital loss.

A portion of the dividends paid by the Fund to shareholders that are corporations (other than S corporations) may be eligible for the 70% dividends-received deduction (subject to a holding period requirement imposed by the Code) to the extent such dividends are derived from dividends received from U.S. corporations. However, any distributions received by the Fund from PFICs and REITs will not qualify for the corporate dividends-received deduction. A dividend received by the Fund will not be treated as a dividend eligible for the dividends-received deduction (i) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined until after the end of that taxable year. As a result, there is a possibility that the Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains the Fund realizes that year, in which case the excess generally will reduce the shareholder’s tax basis in such Fund’s shares, with any amounts exceeding such basis treated as gains from the sale of such shares. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on the subsequent taxable disposition by a shareholder of its shares.

Sale, Exchange or Redemption of Shares

The sale, exchange, or redemption of shares of the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Foreign Taxes

Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gain) on certain foreign securities may occur. Consequently, the Fund’s yield on those securities will be decreased. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the Fund’s total assets will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid, with the result that shareholders will not be entitled to take any credits or deductions for such foreign taxes.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to such Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Under current law, the Fund serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). (See “Mortgage-Related Securities” above).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, if at any time during any taxable year a “disqualified organization” (a CRT or one of certain other tax-exempt shareholders, including the United States, a state or political subdivision or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that allocates any “excess inclusion income” to its shareholders, the disqualified organization will not realize UBTI solely as a result of that allocation. Instead, the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. The extent to which the October 2006 guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Fund.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Fund as an investment through such plans.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts.

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements.

Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) beginning in 2014 or 2015, depending on the type of payment. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued preliminary guidance with respect to these new rules; such guidance is potentially subject to material change. Very generally, it is possible that distributions made by the Fund on or after the dates noted above (or such later date as may be provided in future guidance), including a distribution in redemption of shares, to a shareholder will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder timely enters into and complies with an agreement with the IRS or otherwise complies with applicable guidance. Payments to shareholders that are U.S. persons will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation as the Fund requires to comply with these rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this reporting and withholding regime, in light of their particular circumstances.

State and Local Taxes

The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. However, the Fund may be subject to state and/or local taxes in other jurisdictions in which such Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the U.S. federal income tax laws. Shareholders should consult with their own tax advisors concerning the state and local tax consequences of investing in the Fund.

EACH SHAREHOLDER SHOULD CONSULT A TAX ADVISOR ABOUT THE APPLICATION FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN THE FUND IN LIGHT OF THE SHAREHOLDER’S PARTICULAR TAX SITUATION.

OTHER INFORMATION

Massachusetts Business Trust

The Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust (the “Declaration of Trust”) is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Fund is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of three classes of shares of the Fund – the Institutional Class, Service Class, and Investor Class shares.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Fund’s Prospectus and in this SAI.

The shareholders of the Fund in the Trust are entitled to one vote for each dollar of NAV (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Trust’s Declaration of Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a NAV of at least $25,000 or at least 1% of the Trust’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanied by a form of communication and request that they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and NAV procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of any such additional series, to the extent required by the 1940 Act.

Additional Information

This SAI and the Fund’s Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in this SAI and the Fund’s Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Fund’s Prospectus or this SAI, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or MDI. The Fund’s Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or MDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended December 31, 2011 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Registered Public Accounting Firm, [], from the Fund’s Annual Report for the fiscal year ended December 31, 2011 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Fund’s Annual Report is available without charge by calling the Fund at (800) 835-3879 or by visiting the Fund’s Website at www.managersinvest.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

On November 10, 2008, the Small Cap Equity Fund acquired the assets of the BNY Hamilton Multi-Cap Equity Fund. Pursuant to the Reorganization, the Fund became the successor fund to the corresponding BNY Hamilton Multi-Cap Equity Fund, which was the accounting and performance survivor.

APPENDIX A

[To be updated by amendment]

Description of Securities Ratings

The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by the Subadvisor to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Obligation Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Rating Definitions

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating): This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

preliminary: Preliminary ratings, with the ‘prelim’ qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies.

•

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post bankruptcy issuer as well as attributes of the anticipated obligation(s).

•

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

•

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf: The (sf) subscript is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*: This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

q: A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

APPENDIX B

GANNETT WELSH & KOTLER, LLC

PROXY VOTING POLICIES AND PROCEDURES

[To be updated by Amendment]

Introduction

Gannett Welsh & Kotler, LLC (“GWK”) maintains policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients. As an investment adviser and fiduciary of client assets, GWK understands that proxy voting is an integral aspect of investment management and accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment adviser. In voting proxies, GWK seeks to both maximize the long-term value of its clients’ assets and to cast votes that it believes to be fair and in the best interests of the affected clients.

GWK clients will either retain proxy voting authority or delegate it to GWK. If a particular client for whom GWK has investment discretion has not explicitly delegated proxy voting authority to GWK, GWK will vote such client’s proxies. The following is a summary of GWK’s policies and procedures that govern the voting of proxies in situations where GWK is responsible for such voting.

Proxy Voting Policies

GWK has contracted with Broadridge Financial Solutions, an independent third party service provider, to provide proxy voting services. Broadridge in turn uses the proxy voting guidelines developed by Glass Lewis & Co. GWK engaged Broadridge as its proxy voting agent to:

(1)	Conduct in-depth proxy research;

(2)	Process and execute all proxies received in connection with the underlying securities held by GWK’s clients in a timely manner;

(3)	Maintain appropriate records of proxy voting and provide copies of such records to GWK upon request;

(4)	Maintain a record of all proxy votes cast on behalf of GWK’s clients; and

(5)	Handle other administrative functions of proxy voting.

GWK has adopted Glass Lewis & Co’s pre-determined proxy voting policy guidelines as its own and votes GWK’s clients’ proxies (for those clients over whom it has proxy voting authority) in accordance with those policy guidelines. GWK reserves the right to cast votes contrary to the Glass Lewis & Co’s proxy voting guidelines if it deems it necessary and in the best interest of its clients to do so.

A copy of Glass Lewis & Co’s current U.S. Proxy Voting Guidelines Summary (the “Guidelines”) is included as Exhibit A. Clients may obtain a copy the proxy voting guidelines by submitting a written request to: Proxy Policy Administrator, Gannett Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, MA 02116.

GWK reserves the right to add its own guidelines in addition to Broadridge and Glass Lewis & Co’s guidelines. GWK may amend these Proxy Voting Policies and Procedures from time to time.

Except in instances where a GWK’s client retains proxy voting authority, GWK instructs custodians of client accounts to forward all proxy statements and materials received with respect to client accounts to Broadridge to vote the proxies. GWK updates Broadridge’s client list on a periodic basis.

Proxy Voting Procedures

GWK is responsible for the administration of proxy voting for its clients whom GWK has proxy voting authority. The following is a summary of the procedures that govern the voting of proxies. GWK will ensure that it:

(1)	will vote clients’ proxies (i) if a client has delegated proxy voting authority to GWK; or (ii) if GWK has investment discretion for an account and that client has not explicitly retained proxy voting authority;

(2)	will vote all proxies in a manner that GWK believes is in the best interests of its clients as shareholders, i.e., to maximize economic value;

(3)	may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot;

(4)	will identify and resolve all material proxy-related conflicts of interest between itself or Broadridge and its clients in the best interests of the client;

(5)	will provide clients, upon written request, with copies of its proxy voting policy and procedures, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients;

(6)	will annually review proxy voting records to ensure that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared, disseminated and retained;

(7)	will conduct a periodic review, no less often than annually of the voting records to ensure that all eligible clients’ proxies are voted in accordance with the adopted guidelines; and

(8)	will annually review the adequacy of the proxy voting policies and procedures as well as Broadridge and Glass Lewis & Co’s guidelines to ensure the effectiveness of their implementation.

Responsibility and Oversight

GWK is responsible for administering and overseeing the proxy voting policies and procedures, including the review and approval of the adopted Glass Lewis & Co guidelines. GWK has delegated certain proxy voting responsibilities to Broadridge. GWK will oversee Broadridge to ensure that it is fulfilling its obligations with respect to these policies and procedures. Broadridge may, from time to time, refer proxy questions to GWK for instructions under various circumstances. These circumstances may include, among others: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. GWK will defer to senior management, in certain situations to determine how a proxy should be voted. In addition to addressing situations where there are material conflicts of interest, the senior management will also be responsible for annually reviewing these Proxy Voting Policies and Procedures.

Periodically, but no less frequently than annually, GWK will monitor votes cast by Broadridge on behalf of GWK to ensure that such votes are (i) consistent with the proxy voting guidelines published by Glass Lewis & Co; (ii) that all ballots are being delivered properly and promptly to Broadridge; and (iii) ensure that Broadridge has an updated list of accounts to ensure all votes are being cast for all GWK clients.

Senior management will meet on an as needed basis to review any material conflicts of interest or any special factors or circumstances that require the Committee’s review. The Committee will review the issue(s) and direct Broadridge on how to vote the proxies.

Conflicts of Interest

GWK has an agreement with an independent proxy voting agent, Broadridge and has adopted Glass Lewis & Co’s proxy voting policies which provide pre-determined guidelines for voting proxies. The intent of these policy guidelines is to remove discretion that GWK may have to interpret how to vote proxies in cases where GWK has a material conflict of interest. By adhering to these pre-determined guidelines GWK may remove conflicts of interest that could affect the outcome of a vote.

Occasions may also arise where Broadridge itself may have a material conflict of interest with respect to a proxy vote that it is voting on GWK’s clients’ behalf. In those situations, Broadridge is obligated to fully or partially abstain from voting the proxy and GWK’s senior management will provide the voting recommendation after a review of the vote(s) involved. GWK’s Chief Compliance Officer will also become involved in any other situation, though expected to be rare, where GWK takes voting discretion from Broadridge.

In both of the preceding circumstances, GWK will work to ensure that prior to a vote being made, conflicts of interest are identified and material conflicts are properly addressed such that the proxy may be voted in the best interest of its clients.

Recordkeeping

In accordance with Rule 204-2, as amended, GWK will retain all legally required records relating to the implementation of these proxy voting policies and procedures, including:

(1) a copy of these policies and procedures and any amendments thereto which shall be made available to clients, upon request;

(2) a record of each vote cast and a copy of all records relating to voting proxies or that is material to making a decision on how to vote proxies, or that summarizes that decision; (all records are retained by Broadridge on an application called Proxy Edge on GWK’s behalf); and

(3) a copy of each written request from a client for information on how GWK voted such client’s proxies, and a copy of any written response to any (written or oral) request from a client for information on how GWK voted its proxies or for any such proxy records.

Disclosure

Clients may obtain a copy of GWK’s proxy policies and procedures and information about how GWK voted proxies for securities held in their account(s) by submitting a written request to: Proxy Policy Administrator, Gannett Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, MA 02116.

EXHIBIT A:

GLASS LEWIS PROXY VOTING GUIDELINES.

PROXY PAPER POLICY GUIDELINES

AN OVERVIEW OF THE GLASS LEWIS APPROACH TO PROXY ADVICE FOR U.S. COMPANIES

2009 PROXY SEASON

For more information about Glass Lewis’ policies or our approach to proxy analysis, please visit www.glasslewis.com or contact our Chief Policy Officer

I.	A BOARD OF DIRECTORS THAT SERVES THE INTERESTS OF SHAREHOLDERS	8

Election of Directors		8

Independence		8

Performance		11

Experience		21

Other Considerations		21

Controlled Companies		23

Mutual Fund Boards		24

Declassified Boards		25

Mandatory Director Retirement Provisions		26

Director Term Limits		26

Director Age Limits		27

Requiring Two or More Nominees per Board Seat		27

Shareholder Access		27

Majority Vote for the Election of Directors		28

II.	TRANSPARENCY AND INTEGRITY OF FINANCIAL REPORTING	29

Auditor Ratification		29

Pension Accounting Issues		31

III.	THE LINK BETWEEN COMPENSATION AND PERFORMANCE	31

Linking Pay with Performance		31

Limits on Executive Compensation		32

Equity-Based Compensation Plans		32

Option Exchanges		34

Performance-Based Options		35

Option Backdating, Spring-Loading, and Bullet-Dodging		35

162(m) Plans		36

Director Compensation Plans		37

Shareholder Proposals Regarding Compensation Issues		38

IV.	GOVERNANCE STRUCTURE AND THE SHAREHOLDER FRANCHISE	40

Anti-Takeover Measures		40

Anti-Greenmail Proposals		45

Mutual Funds: Investment Policies and Advisory Agreements		45

V.	SHAREHOLDER INITIATIVES AND MANAGEMENT OF THE FIRM	46

I.	A BOARD OF DIRECTORS THAT SERVES THE INTERESTS OF SHAREHOLDERS

Election of Directors

The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value over the medium- and long-term. We believe that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.

Independence

The independence of directors, or lack thereof, is ultimately demonstrated through the decisions they make. In assessing the independence of directors, we will take into consideration, when appropriate, whether a director has a track record indicative of making objective decisions. Likewise, when a director sits on multiple boards and has a track record that indicates a lack of objective decision making, that will also be considered when assessing the independence of directors. Ultimately, the determination of whether a director is independent or not must take into consideration both compliance with the applicable independence listing requirements as well as judgments made.

We look at each director nominee to examine the director’s relationships with the company, the company’s executives, and other directors. We do this to evaluate whether personal, familial, or financial relationships (not including director compensation) may impact the director’s decisions. We believe that such relationships make it difficult for a director to put shareholders’ interests above the director’s or the related party’s interests. We also believe that a director who owns more than 20% of a company can exert disproportionate influence on the board and, in particular, the audit committee.

Thus, we put directors into three categories based on an examination of the type of relationship they have with the company:

1.	Independent Director – An independent director has no material financial, familial or other current relationships with the company, its executives, or other board members, except for board service and standard fees paid for that service. Relationships that existed within three to five years1 before the inquiry are usually considered “current” for purposes of this test.

1	NASDAQ originally proposed a five-year look-back period but both it and the NYSE ultimately settled on a three-year look-back prior to finalizing their rules. A five-year standard is more appropriate, in our view, because we believe that the unwinding of conflicting relationships between former management and board members is more likely to be complete and final after five years. However, Glass Lewis does not apply the five-year look back period to directors who have previously served as executives of the company on an interim basis for less than one year.

In our view, a director who is currently serving in an interim management position should be considered an insider, while a director who previously served in an interim management position for less than one year and is no longer serving in such capacity is considered independent. Moreover, a director who previously served in an interim management position for over one year and is no longer serving in such capacity is considered an affiliate for five years following the date of his/her resignation or departure from the interim management position. Glass Lewis applies a three-year look-back period to all directors who have an affiliation with the company other than former employment, for which we apply a five-year look back.

2.	Affiliated Director – An affiliated director has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company.2 This includes directors whose employers have a material financial relationship with the company.3 In addition, we view a director who owns or controls 20% or more of the company’s voting stock as an affiliate.

We view 20% shareholders as affiliates because they typically have access to and involvement with the management of a company that is fundamentally different from that of ordinary shareholders. More importantly, 20% holders may have interests that diverge from those of ordinary holders, for reasons such as the liquidity (or lack thereof) of their holdings, personal tax issues, etc.

3.	Inside Director – An inside director simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company. In our view, a director who derives more than 50% of total compensation from a company as a result of affiliated transactions with the director’s employer faces a conflict between making decisions that are in the best interests of the company versus those in the director’s own best interests. Therefore, we will recommend voting against such a director.4

Definition of “Material”: A material relationship is one in which the dollar value exceeds: (i) $50,000 (or where no amount is disclosed) for directors who are paid for a service they

2	If a company classifies one of its non-employee directors as non-independent, Glass Lewis will classify that director as an affiliate.
3	We allow a five-year grace period for former executives of the company or merged companies who have consulting agreements with the surviving company. (We do not automatically recommend voting against directors in such cases for the first five years.) If the consulting agreement persists after this five-year grace period, we apply the materiality thresholds outlined in the definition of “material.”
4	Glass Lewis will recommend shareholders withhold support for directors if shareholders cannot vote against. This applies throughout the guidelines.

have agreed to perform for the company, outside of their service as a director, including professional or other services; or (ii) $120,000 (or where no amount is disclosed) for those directors employed by a professional services firm such as a law firm, investment bank, or consulting firm where the company pays the firm, not the individual, for services (This dollar limit would also apply to charitable contributions to schools where a board member is a professor; or charities where a director serves on the board or is an executive.); and any aircraft and real estate dealings between the company and the director’s firm; or (iii) 1% of either company’s consolidated gross revenue for other business relationships (e.g., where the director is an executive officer of a company that provides services or products to or receives services or products from the company).

Definition of “Familial”: Familial relationships include a person’s spouse, parents, children, siblings, grandparents, uncles, aunts, cousins, nieces, nephews, in-laws, and anyone (other than domestic employees) who shares such person’s home. A director is an affiliate if the director has a family member who is employed by the company and who receives compensation of $100,000 or more per year or the compensation is not disclosed.

Definition of “Company”: A company includes any parent or subsidiary in a group with the company or any entity that merged with, was acquired by, or acquired the company.

Voting Recommendations on the Basis of Board Independence: Glass Lewis believes a board will be most effective in protecting shareholders’ interests if it is at least two thirds’ independent. Where more than one-third of the members are affiliated or inside directors, we typically5 recommend voting against some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold.

In the case of a less than two-thirds independent board, Glass Lewis strongly supports the appointment of a presiding or lead director with authority to set the meeting agendas and to lead sessions outside the insider chairman’s presence. We note that each of the Business Roundtable, The Conference Board, and the Council of Institutional Investors advocates that two-thirds of the board be independent.

In addition, we scrutinize avowedly “independent” chairmen and lead directors. We believe that they should be unquestionably independent or the company should not tout them as such.

Committee Independence: We believe that only independent directors should serve on a company’s audit, compensation, nominating, and governance committees.6 We typically

5	With a staggered board, if the affiliates or insiders that we believe should not be on the board are not up for election, we will express our concern regarding those directors, but we will not recommend voting against the affiliates or insiders who are up for election just to achieve two-thirds independence.
6

We will recommend voting against any audit committee member who owns 20% or more of the company’s stock, and we believe that there should be a maximum of one director (or no directors if the committee is comprised of less than three directors) who owns 20% or more of the company’s stock on the compensation, nominating, and governance committees.

recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating, or governance committee, or who has served in that capacity in the past year.

Separation of the Roles of Chairman and CEO: Glass Lewis believes that separating the roles of corporate officer and chairman creates a better governance structure than a combined executive/chairman position. An executive manages the business according to a course the board charts. Executives should report to the board regarding their performance in achieving goals the board set. This is needlessly complicated when a CEO sits on or chairs the board, since a CEO/chairman presumably will have significant influence over the board.

It can become difficult for a board to fulfill its role of overseer and policy setter when a CEO/chairman controls the agenda and the boardroom discussion. Such control can allow a CEO to have an entrenched position, leading to longer-than-optimal terms, fewer checks on management, less scrutiny of the business operation, and limitations on independent, shareholder-focused goal-setting by the board.

A CEO should set the strategic course for the company, with the board’s approval, and the board should enable the CEO to carry out the CEO’s vision for accomplishing the board’s objectives. Failure to achieve the board’s objectives should lead the board to replace that CEO with someone in whom the board has confidence.

Likewise, an independent chairman can better oversee executives and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. Such oversight and concern for shareholders allows for a more proactive and effective board of directors that is better able to look out for the interests of shareholders.

We do not recommend that shareholders vote against CEOs who serve on or chair the board. However, we typically encourage our clients to support separating the roles of chairman and CEO whenever that question is posed in a proxy (typically in the form of a shareholder proposal), as we believe that it is in the long-term best interests of the company and its shareholders.

Performance

The most crucial test of a board’s commitment to the company and its shareholders lies in the actions of the board and its members. We look at the performance of these individuals as directors and executives of the company and of other companies where they have served. We also look at how directors voted while on the board.

Voting Recommendations on the Basis of Performance: We disfavor directors who have a record of not fulfilling their responsibilities to shareholders at any company where they have held a board or executive position. We typically recommend voting against:

1.	A director who fails to attend a minimum of 75% of the board meetings or 75% of the total of applicable committee meetings and board meetings.7

2.	A director who belatedly filed a significant form(s) 4 or 5, or who has a pattern of late filings if the late filing was the director’s fault (we look at these late filing situations on a case-by-case basis).

3.	A director who is also the CEO of a company where a serious and material restatement has occurred after the CEO had previously certified the pre-restatement financial statements.

4.	A director who has received two vote against recommendations from Glass Lewis for identical reasons within the prior year at different companies (the same situation must also apply at the company being analyzed).

5.	All directors who served on the board if, for the last three years, the company’s performance has been in the bottom quartile of the sector and the directors have not taken reasonable steps to address the poor performance.

6.	An insider director who derives more than 50% of the director’s income from affiliated transactions with the company.

Audit Committees and Performance: Audit committees play an integral role in overseeing the financial reporting process because “[v]ibrant and stable capital markets depend on, among other things, reliable, transparent, and objective financial information to support an efficient and effective capital market process. The vital oversight role audit committees play in the process of producing financial information has never been more important.”8

When assessing an audit committee’s performance, we are aware that an audit committee does not prepare financial statements, is not responsible for making the key judgments and assumptions that affect the financial statements, and does not audit the numbers or the disclosures provided to investors. Rather, an audit committee member monitors and oversees the process and procedures that management and auditors perform. The 1999 Report and Recommendations of the Blue Ribbon Committee on Improving the Effectiveness of Corporate Audit Committees stated it best:

7	However, where a director has served for less than one full year, we will not typically recommend voting against for failure to attend 75% of meetings. Rather, we will note the failure with a recommendation to track this issue going forward. We will also refrain from recommending to vote against directors when the proxy discloses that the director missed the meetings due to serious illness or other extenuating circumstances.
8	“Audit Committee Effectiveness – What Works Best.” PricewaterhouseCoopers. The Institute of Internal Auditors Research Foundation. 2005.

A proper and well-functioning system exists, therefore, when the three main groups responsible for financial reporting – the full board including the audit committee, financial management including the internal auditors, and the outside auditors – form a ‘three legged stool’ that supports responsible financial disclosure and active participatory oversight. However, in the view of the Committee, the audit committee must be ‘first among equals’ in this process, since the audit committee is an extension of the full board and hence the ultimate monitor of the process.

Standards for Assessing the Audit Committee: For an audit committee to function effectively on investors’ behalf, it must include members with sufficient knowledge to diligently carry out their responsibilities. In its audit and accounting recommendations, the Conference Board Commission on Public Trust and Private Enterprise said “members of the audit committee must be independent and have both knowledge and experience in auditing financial matters.”9

We are skeptical of audit committees where there are members that lack expertise as a Certified Public Accountant (CPA), Chief Financial Officer (CFO) or corporate controller or similar experience. While we will not necessarily vote against members of an audit committee when such expertise is lacking, we are more likely to vote against committee members when a problem such as a restatement occurs and such expertise is lacking.

Glass Lewis generally assesses audit committees against the decisions they make with respect to their oversight and monitoring role. The quality and integrity of the financial statements and earnings reports, the completeness of disclosures necessary for investors to make informed decisions, and the effectiveness of the internal controls should provide reasonable assurance that the financial statements are materially free from errors. The independence of the external auditors and the results of their work all provide useful information by which to assess the audit committee.

When assessing the decisions and actions of the audit committee, we typically defer to its judgment and would vote in favor of its members, but we would recommend voting against the following members under the following circumstances:10

1.	All members of the audit committee when options were backdated, there is a lack of adequate controls in place, there was a resulting restatement, and disclosures indicate there was a lack of documentation with respect to the option grants.

9	Commission on Public Trust and Private Enterprise. The Conference Board. 2003.
10	Where the recommendation is to vote against the committee chair and the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern with regard to the committee chair.

2.	The audit committee chair, if the audit committee does not have a financial expert or has a financial expert who does not have a demonstrable financial background sufficient to understand the financial issues unique to public companies.

3.	The audit committee chair, if the audit committee did not meet at least 4 times during the year.

4.	The audit committee chair, if the committee has less than three members.

5.	Any audit committee member who sits on more than three public company audit committees, unless the audit committee member is a retired CPA, CFO, controller or has similar experience, in which case the limit shall be four committees, taking time and availability into consideration including a review of the audit committee member’s attendance at all board and committee meetings.

6.	All members of an audit committee who are up for election and who served on the committee at the time of the audit, if audit and audit-related fees total one-third or less of the total fees billed by the auditor.

7.	The audit committee chair when tax and/or other fees are greater than audit and audit-related fees paid to the auditor for more than one year in a row (i.e., we recommend against ratification of the auditor).

8.	All members of an audit committee where non-audit fees include fees for tax services (including, but not limited to, such things as tax avoidance or shelter schemes) for senior executives of the company. Such services are now prohibited by the PCAOB.

9.	All members of an audit committee that reappointed an auditor that we no longer consider to be independent for reasons unrelated to fee proportions.

10.	All members of an audit committee when audit fees are excessively low, especially when compared with other companies in the same industry.

11.	The audit committee chair11 if the committee failed to put auditor ratification on the ballot for shareholder approval. However, if the non-audit fees or tax fees exceed audit plus audit-related fees in either the current or the prior year, then Glass Lewis will recommend voting against the entire audit committee.

12.	All members of an audit committee where the auditor has resigned and reported that a section 10A12 letter has been issued.

13.	All members of an audit committee at a time when material accounting fraud occurred at the company.

14.	All members of an audit committee at a time when annual and/or multiple quarterly financial statements had to be restated, and any of the following factors apply:

•	The restatement involves fraud or manipulation by insiders;

11	In all cases, if the chair of the committee is not specified, we recommend voting against the director who has been on the committee the longest.
12	Auditors are required to report all potential illegal acts to management and the audit committee unless they are clearly inconsequential in nature. If the audit committee or the board fails to take appropriate action on an act that has been determined to be a violation of the law, the independent auditor is required to send a section 10A letter to the SEC. Such letters are rare and should be taken seriously.

•	The restatement is accompanied by an SEC inquiry or investigation;

•	The restatement involves revenue recognition;

•	The restatement results in a greater than 5% adjustment to costs of goods sold, operating expense, or operating cash flows; or

•	The restatement results in a greater than 5% adjustment to net income, 10% adjustment to assets or shareholders equity, or cash flows from financing or investing activities.

15.	All members of an audit committee if the company repeatedly fails to file its financial reports in a timely fashion. For example, the company has filed two or more quarterly or annual financial statements late within the last 5 quarters.

16.	All members of an audit committee when it has been disclosed that a law enforcement agency has charged the company and/or its employees with a violation of the Foreign Corrupt Practices Act (FCPA).

17.	All members of an audit committee when the company has aggressive accounting policies and/or poor disclosure or lack of sufficient transparency in its financial statements.

18.	All members of the audit committee when there is a disagreement with the auditor and the auditor resigns or is dismissed.

19.	All members of the audit committee if the contract with the auditor specifically limits the auditor’s liability to the company for consequential damages or requires the corporation to use alternative dispute resolution.13

20.	All members of the audit committee who served since the date of the company’s last annual meeting, and when, since the last annual meeting, the company has reported a material weakness that has not yet been corrected, or, when the company has an ongoing material weakness from a prior year that has not yet been corrected.

We also take a dim view of audit committee reports that are boilerplate, and which provide little or no information or transparency to investors. When a problem such as a material weakness, restatement or late filings occurs, we take into consideration, in forming our judgment with respect to the audit committee, the transparency of the audit committee report.

Compensation Committee Performance: Compensation committees have the final say in determining the compensation of executives. This includes deciding the basis on which compensation is determined, as well as the amounts and types of compensation to be paid. This process begins with the hiring and initial establishment of employment agreements, including the terms for such items as pay, pensions and severance arrangements. It is important in establishing compensation arrangements that

13	See the Council of Institutional Investors. “Corporate Governance Policies,” p. 4, April 5, 2006; and “Letter from Council of Institutional Investors to the AICPA,” November 8, 2006.

compensation be consistent with, and based on the long-term economic performance of the business’s long-tern shareholders returns.

Compensation committees are also responsible for the oversight of the transparency of compensation. This oversight includes disclosure of compensation arrangements, the matrix used in assessing pay for performance, and the use of compensation consultants. In order to ensure the independence of the compensation consultant, we believe the compensation committee should only engage a compensation consultant that is not also providing any services to the company or management apart from their contract with the compensation committee. It is important to investors that they have clear and complete disclosure of all the significant terms of compensation arrangements in order to make informed decisions with respect to the oversight and decisions of the compensation committee.

Finally, compensation committees are responsible for oversight of internal controls over the executive compensation process. This includes controls over gathering information used to determine compensation, establishment of equity award plans, and granting of equity awards. Lax controls can and have contributed to conflicting information being obtained, for example through the use of nonobjective consultants. Lax controls can also contribute to improper awards of compensation such as through granting of backdated or spring-loaded options, or granting of bonuses when triggers for bonus payments have not been met.

Coupled with new compensation disclosure requirements adopted by the SEC for the 2007 proxy season was a requirement for the presentation of the Compensation Discussion and Analysis (CD&A) report in each company’s proxy. We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. The CD&A is also integral to the evaluation of compensation proposals at companies, such as management-submitted advisory compensation vote proposals, which allow shareholders to vote on the compensation paid to a company’s top executives. Beginning with AFLAC in 2008, there are now more than a dozen U.S. companies that are expected to allow shareholders such a vote in 2009.

In our evaluation of the CD&A, we examine, among other factors, the following:

1.	The extent to which the company has used performance goals in determining overall compensation as an indication that pay is tied to performance.

2.	How well (i.e., how clearly) the company has disclosed performance metrics and goals so that shareholders may make an independent determination that goals were met.

3.	The extent to which the performance metrics, targets and goals are implemented to enhance company performance.

4.	The selected peer group(s) so that shareholders can make a comparison of pay and performance across the appropriate peer group.

5.	The amount of discretion granted management or the compensation committee to deviate from defined performance metrics and goals in making awards.

We evaluate compensation committee members on the basis of their performance while serving on the compensation committee in question, not for actions taken solely by prior committee members who are not currently serving on the committee.

When assessing the performance of compensation committees, we will recommend voting against the following:14

1.	All members of the compensation committee who are up for election and served at the time of poor pay-for-performance (e.g., a company receives an F grade in our pay-for-performance analysis).15

2.	Any member of the compensation committee who has served on the compensation committee of at least two other public companies that received F grades in our pay-for-performance model and who is also suspect at the company in question.

3.	The compensation committee chair if the company received two D grades in consecutive years in our pay-for-performance analysis, and if during the past year the Company performed the same as or worse than its peers.16

4.	All members of the compensation committee (during the relevant time period) if the company entered into excessive employment agreements and/or severance agreements.

5.	All members of the compensation committee when performance goals were changed (i.e., lowered) when employees failed or were unlikely to meet original goals, or performance-based compensation was paid despite goals not being attained.

6.	All members of the compensation committee if excessive employee perquisites and benefits were allowed.

7.	The compensation committee chair if the compensation committee did not meet during the year, but should have (e.g., because executive compensation was restructured or a new executive was hired).

8.	All members of the compensation committee when the company repriced options within the past two years and we would not have supported the repricing (e.g., officers and directors were allowed to participate).

9.	All members of the compensation committee when vesting of in-the-money options is accelerated or when fully vested options are granted.

14	Where the recommendation is to vote against the committee chair and the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern with regard to the committee chair.
15	Where there have been multiple CEOs in one year, we will consider not recommending to vote against and deferring judgment until the next year or a full year after arrival.
16	In cases where the company received two D grades in consecutive years, but during the past year the company performed better than its peers, we refrain from recommending to vote against the compensation chair.

10.	All members of the compensation committee when option exercise prices were backdated. Glass Lewis will recommend voting against an executive director who played a role in and participated in option backdating.

11.	All members of the compensation committee when option exercise prices were spring-loaded or otherwise timed around the release of material information.

12.	All members of the compensation committee when a new employment contract is given to an executive that does not include a clawback provision and the company had a material restatement, especially if the restatement was due to fraud.

13.	The chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.

14.	All members of the compensation committee during whose tenure the committee failed to implement a shareholder proposal regarding a compensation-related issue, where the proposal received the affirmative vote of a majority of the voting shares at a shareholder meeting, and when a reasonable analysis suggests that the compensation committee (rather than the governance committee) should have taken steps to implement the request.17

Nominating and Governance Committee Performance: The nominating and governance committee, as an agency for the shareholders, is responsible for the governance by the board of the company and its executives. In performing this role, the board is responsible and accountable for selection of objective and competent board members. It is also responsible for providing leadership on governance policies adopted by the company, such as decisions to implement shareholder proposals that have received a majority vote.

Regarding the nominating and or governance committee, we will recommend that votes be withheld from the following:18

1.	All members of the governance committee19 during whose tenure the board failed to implement a shareholder proposal with a direct and substantial impact on shareholders and their rights – i.e., where the proposal received enough shareholder votes (at least a majority) to allow the board to implement or begin to

17	In all other instances (i.e. a non-compensation-related shareholder proposal should have been implemented) we recommend that shareholders vote against members of the governance committee.
18	Where the recommendation is to vote against the committee chair and the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern regarding the committee chair.
19	If the board does not have a governance committee (or a committee that serves such a purpose), we recommend voting against the entire board on this basis.

implement that proposa1.20 Examples of these types of shareholder proposals are majority vote to elect directors and requests for advisory votes on compensation policies.

2.	The governance committee chair,21 when the chairman is not independent and an independent lead or presiding director22 has not been appointed.

3.	In the absence of a nominating committee, the governance committee chair when there are less than five directors, or all members of the governance committee when there are more than 20 members on the board.

4.	The governance committee chair, when the committee fails to meet at all during the year.

5.	The governance committee chair, when for two consecutive years the company provides what we consider to be inadequate related party-transaction disclosure (i.e. the nature of such transactions and/or the monetary amounts involved are unclear or excessively vague, thereby preventing shareholders from being able to reasonably interpret the independence status of multiple directors above and beyond what the company maintains is compliant with SEC or applicable stock-exchange listing requirements).

Regarding the nominating committee, we will recommend that votes be withheld from the following:23

1.	All members of the nominating committee, when the committee nominated or renominated an individual who had a significant conflict of interest or whose past actions demonstrated a lack of integrity or inability to represent shareholder interests.

2.	The nominating committee chair, if the nominating committee did not meet during the year, but should have (i.e., because new directors were nominated).

3.	In the absence of a governance committee, the nominating committee chair24 when the chairman is not independent, and an independent lead or presiding director has not been appointed.25

20	Where a compensation-related shareholder proposal should have been implemented, and when a reasonable analysis suggests that the members of the compensation committee (rather than the governance committee) bear the responsibility for failing to implement the request, we recommend that shareholders only vote against members of the compensation committee.
21	If the committee chair is not specified, we recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member serving on the committee.
22	We believe that one independent individual should be appointed to serve as the lead or presiding director. When such a position is rotated among directors from meeting to meeting, we will recommend voting against as if there were no lead or presiding director.
23	Where the recommendation is to vote against the committee chair and the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern regarding the committee chair.

4.	The nominating committee chair when there are less than five directors, or all members of the nominating committee when there are more than 20 members on the board.26

5.	In rare instances, the nominating committee chair, when a director received a greater than 25% vote against the prior year and not only was the director not removed, but the issues that raised shareholder concern were not corrected.27

Board-level Risk Management Oversight: Glass Lewis evaluates the risk management function of a public company board on a strictly case-by-case basis. Sound risk management, while necessary at all companies, is particularly important at financial firms which inherently maintain significant exposure to financial risk. We believe such financial firms should have a dedicated risk committee, or a committee of the board charged with risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive. Moreover, many non-financial firms maintain strategies which involve a high level of exposure to financial risk. As such, any non-financial firm that has a significant hedging strategy or trading strategy that includes financial and non-financial derivatives should also have a risk committee or its equivalent along with a chief risk officer who reports directly to the board.

When analyzing the risk management practices of public companies, we take note of any significant losses or write downs on financial assets and/or structured transactions. In cases where a company has disclosed a sizable loss or write-down, and where a reasonable analysis indicates that the company’s board-level risk committee should be held accountable for poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise),28 we will consider recommending to vote against the chairman of the board on that basis.

24	If the committee chair is not specified, we will recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member on the committee.
25	In the absence of both a governance and a nominating committee, we will recommend voting against the chairman of the board on this basis.
26	In the absence of both a governance and a nominating committee, we will recommend voting against the chairman of the board on this basis.
27	We apply an especially nuanced approach in this case. Considering that shareholder discontent clearly relates to the director who received a greater than 25% vote against rather than the nominating chair, we review the validity of the issue(s) that initially raised shareholder concern, follow-up on such matters, and only recommend to vote against the nominating chair if a reasonable analysis suggests that it would be most appropriate course of action.
28	A committee responsible for risk management could be a dedicated risk committee, or another board committee, (usually the audit committee but occasionally the finance committee), depending on a given company’s board structure and method of disclosure. In some cases, the entire board is charged with risk management.

Experience

We find that a director’s past conduct is often indicative of future conduct and performance. We often find directors with a history of overpaying executives or of serving on boards where avoidable disasters have occurred appearing at companies that follow these same patterns. Glass Lewis has a proprietary database of every officer and director serving at 8,000 of the most widely held U.S. companies. We use this database to track the performance of directors across companies.

Voting Recommendations on the Basis of Director Experience: We typically recommend that shareholders vote against directors who have served on boards or as executives of companies with records of poor performance, overcompensation, audit- or accounting-related problems, and/or other indicators of mismanagement or actions against the interests of shareholders.29

Likewise, we examine the backgrounds of those who serve on key board committees to ensure that they have the required skills and diverse backgrounds to make informed judgments about the subject matter for which the committee is responsible.

Other Considerations

In addition to the three key characteristics – independence, performance, experience – that we use to evaluate board members, we consider conflict-of-interest issues in making voting recommendations.

Conflicts of Interest: We believe that a board should be wholly free of people who have an identifiable and substantial conflict of interest, regardless of the overall presence of independent directors on the board. Accordingly, we recommend that shareholders vote against the following types of affiliated or inside directors:

1.	A CFO who is on the board: In our view, the CFO holds a unique position relative to financial reporting and disclosure to shareholders Because of the critical importance of financial disclosure and reporting, we believe the CFO should report to the board and not be a member of it.

2.	A director who is on an excessive number of boards: Glass Lewis will typically recommend voting against a director who serves as an executive officer of any public company while serving on more than two other public company boards and any other director who serves on more than six public company boards. Academic literature suggests that one board takes up approximately 200 hours per year of each member’s time. We believe this limits the number of boards on which directors can effectively serve, especially those who are running another

29

We typically apply a three-year look-back to such issues and also research to see whether the responsible directors have been up for election since the time of the failure, and if so, we take into account the percentage of support they received from shareholders.

company.30 Further, we note a recent study has shown that the average number of outside board seats held by CEOs of S&P 500 companies is 0.7, down from 1.0 in 2003 and 2.0 in 1998.31

3.	A director, or a director who has an immediate family member, providing consulting or other material professional services to the company: These services may include legal, consulting, or financial services. We question the need for the company to have consulting relationships with its directors. We view such relationships as creating conflicts for directors, since they may be forced to weigh their own interests against shareholder interests when making board decisions. In addition, a company’s decisions regarding where to turn for the best professional services may be compromised when doing business with the professional services from of one of the company’s directors.

4.	A director, or a director who has an immediate family member, engaging in airplane, real estate, or similar deals, including perquisite-type grants from the company, amounting to more than $50,000: Directors who receive these sorts of payments from the company will have to make unnecessarily complicated decisions that may pit their interests against shareholder interests.

5.	Interlocking directorships: CEOs or other top executives who serve on each other’s boards create an interlock that poses conflicts that should be avoided to ensure the promotion of shareholder interests above all else.32

6.	All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.

Size of the Board of Directors: While we do not believe there is a universally applicable optimum board size, we do believe boards should have at least five directors to ensure sufficient diversity in decision-making and to enable the formation of key board committees with independent directors. Conversely, we believe that boards with more than 20 members will typically suffer under the weight of “too many cooks in the kitchen” and have difficulty reaching consensus and making timely decisions. Sometimes the presence of too many voices can make it difficult to draw on the wisdom and experience in the room by virtue of the need to limit the discussion so that each voice may be heard.

To that end, we typically recommend voting against the chairman of the nominating committee at a board with fewer than five directors. With boards consisting of more than

30	Our guidelines are consistent with the standards set forth by the NACD in its “Report of the NACD Blue Ribbon Commission on Director Professionalism,” 2001 Edition, pp. 14-15 (also cited approvingly by the Conference Board in its “Corporate Governance Best Practices: A Blueprint for the Post-Enron Era,” 2002, p 17), which suggested that CEOs should not serve on more than 2 additional boards, persons with full-time work should not serve on more than 4 additional boards, and others should not serve on more than six boards.
31	Spencer Stuart Board Index, 2008, p. 18
32	There is no look-back period for this situation. This only applies to public companies and we only footnote it for the non-insider.

20 directors, we typically recommend voting against all members of the nominating committee (or the governance committee, in the absence of a nominating committee).33

Controlled Companies

Controlled companies present an exception to our independence recommendations. The board’s function is to protect shareholder interests; however, when an individual or entity owns more than 50% of the voting shares, the interests of the majority of shareholders are the interests of that entity or individual. Consequently, Glass Lewis does not recommend voting against directors on boards whose composition reflects the makeup of the shareholder population. In other words, affiliates and insiders who are associated with the controlling entity are not subject to the two-thirds independence rule.

Independence Exceptions: The independence exceptions that we make for controlled companies are as follows:

1.	We do not require that controlled companies have boards that are at least two-thirds independent. So long as the insiders and/or affiliates are connected with the controlling entity, we accept the presence of non-independent board members.

2.	The compensation committee and nominating and governance committees do not need to consist of independent directors.

a.	We believe that standing nominating and corporate governance committees at controlled companies are unnecessary. Although having a committee charged with the duties of searching for, selecting, and nominating independent directors can be beneficial, the unique composition of a controlled company’s shareholder base makes such committees weak and irrelevant.

b.	Likewise, we believe that independent compensation committees at controlled companies are unnecessary. Although independent directors are the best choice for approving and monitoring senior executives’ pay, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests. As such, we believe that having affiliated directors on a controlled company’s compensation committee is acceptable. However, given that a controlled company has certain obligations to minority shareholders we feel that an insider should not serve on the compensation committee. Therefore, Glass Lewis will recommend voting against any insider (the CEO or otherwise) serving on the compensation committee.

3.	Controlled companies do not need an independent chairman or an independent lead or presiding director. Although an independent director in a position of authority on the board – such as chairman or presiding director – can best carry out the

33	The Conference Board, at p. 23 in its report “Corporate Governance Best Practices, Id.,” quotes one of its roundtable participants as stating, “[w]hen you’ve got a 20 or 30 person corporate board, it’s one way of assuring that nothing is ever going to happen that the CEO doesn’t want to happen.”

board’s duties, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests.

4.	Where an individual or entity owns more than 50% of a company’s voting power but the company is not a “controlled” company, we lower our independence requirement from two-thirds to a majority of the board and keep all other standards in place.

Size of the Board of Directors: We have no board size requirements for controlled companies.

Audit Committee Independence: We believe that audit committees should consist solely of independent directors. Regardless of a company’s controlled status, the interests of all shareholders must be protected by ensuring the integrity and accuracy of the company’s financial statements. Allowing affiliated directors to oversee audits could create an insurmountable conflict of interest.

Mutual Fund Boards

Mutual funds, or investment companies, are structured differently from regular public companies (i.e., operating companies). Typically, members of a fund’s investment adviser are on the board and management takes on a different role from that of regular public companies. Thus, we focus on a short list of requirements, although many of our guidelines remain the same.

The following mutual fund policies are similar to the policies for regular public companies:

1.	Size of the board of directors: The board should be made up of between five and twenty directors.

2.	The CFO on the board: Neither the CFO of the fund nor the CFO of the fund’s investment adviser should serve on the board.

3.	Independence of the audit committee: The audit committee should consist solely of independent directors.

4.	Audit committee financial expert: At least one member of the audit committee should be designated as the audit committee financial expert.

The following differences from regular public companies apply at mutual funds:

1.

Independence of the board: We believe that three-fourths of an investment company’s board should be made up of independent directors. This is consistent with a proposed SEC rule on investment company boards. The Investment Company Act requires 40% of the board to be independent, but in 2001, the SEC amended the Exemptive Rules to require that a majority of a mutual fund board be independent. In 2005, the SEC proposed increasing the independence threshold to 75%. In 2006, a federal appeals court ordered that this rule amendment be put back out for public comment, putting it back into “proposed rule” status. Since mutual fund boards play a vital role in overseeing the relationship between the fund and its investment manager, there is greater need for independent oversight than there is for an operating company board.

2.	When the auditor is not up for ratification: We do not recommend voting against the audit committee if the auditor is not up for ratification because, due to the different legal structure of an investment company compared to an operating company, the auditor for the investment company (i.e., mutual fund) does not conduct the same level of financial review for each investment company as for an operating company.

3.	Non-independent chairman: The SEC has proposed that the chairman of the fund board be independent. We agree that the roles of a mutual fund’s chairman and CEO should be separate. Although we believe this would be best at all companies, we recommend voting against the chairman of an investment company’s nominating committee as well as the chairman if the chairman and CEO of a mutual fund are the same person and the fund does not have an independent lead or presiding director. Seven former SEC commissioners support the appointment of an independent chairman and we agree with them that “an independent board chairman would be better able to create conditions favoring the long-term interests of fund shareholders than would a chairman who is an executive of the adviser.” (See the comment letter sent to the SEC in support of the proposed rule at http://sec.gov/rules/proposed/s70304/s70304-179.pdf)

Declassified Boards

Glass Lewis favors the repeal of staggered boards and the annual election of directors. We believe staggered boards are less accountable to shareholders than boards that are elected annually. Furthermore, we feel the annual election of directors encourages board members to focus on shareholder interests.

Empirical studies have shown: (i) companies with staggered boards reduce a firm’s value; and (ii) in the context of hostile takeovers, staggered boards operate as a takeover defense, which entrenches management, discourages potential acquirers, and delivers a lower return to target shareholders.

In our view, there is no evidence to demonstrate that staggered boards improve shareholder returns in a takeover context. Research shows that shareholders are worse off when a staggered board blocks a transaction. A study by a group of Harvard Law professors concluded that companies whose staggered boards prevented a takeover “reduced shareholder returns for targets ... on the order of eight to ten percent in the nine months after a hostile bid was announced.”34

34	Lucian Bebchuk, John Coates, Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Further Findings and a Reply to Symposium Participants,” December 2002, page 1.

When a staggered board negotiates a friendly transaction, no statistically significant difference in premiums occurs.35

During a March 2004 Glass Lewis Proxy Talk on staggered boards, the proponents of staggered boards could not identify research showing that staggered boards increase shareholder value. The opponents of such a structure marshaled significant support for the proposition that, holding everything else constant, classified boards reduce shareholder value. Lucian Bebchuk, a Harvard Law professor who studies corporate governance issues, concluded that charter-based staggered boards “reduce the market value of a firm by 4% to 6% of its market capitalization” and that “staggered boards bring about and not merely reflect this reduction in market value.”36

Shareholders have increasingly come to agree with this view. In 2008 only 40% of U.S. companies had a classified board structure, down from approximately 60% of companies in 2004. Clearly, more shareholders have supported the repeal of classified boards. Resolutions relating to the repeal of staggered boards garnered on average over 70% support among shareholders in 2008, whereas in 1987, only 16.4% of votes cast favored board declassification.

Given the empirical evidence suggesting staggered boards reduce a company’s value and the increasing shareholder opposition to such a structure, Glass Lewis supports the declassification of boards and the annual election of directors.

Mandatory Director Retirement Provisions

Director Term Limits

Glass Lewis believes that director age and term limits typically are not in shareholders’ best interests. Too often they are used by boards as a crutch to remove board members who have served for an extended period of time. When used in that fashion, they are indicative of a board that has a difficult time making “tough decisions.”

Academic literature suggests that there is no evidence of a correlation between length of tenure and director performance. On occasion, term limits can be used as a means to remove a director for boards that are unwilling to police their membership and to enforce turnover. Some shareholders support term limits as a way to force change when boards are unwilling to do so.

In our view, a director’s experience can be a valuable asset to shareholders because of the complex, critical issues that boards face. However, we support periodic director rotation to ensure a fresh perspective in the boardroom and the generation of new ideas and business strategies. We believe the board should implement such rotation instead of

35	Id. at 2 (“Examining a sample of seventy-three negotiated transactions from 2000 to 2002, we find no systematic benefits in terms of higher premium to boards that have [staggered structures].”).
36	Lucian Bebchuk, Alma Cohen, “The Costs of Entrenched Boards” (2004).

relying on arbitrary limits When necessary, shareholders can address the issue of director rotation through director elections.

However, if a board adopts term limits, it should follow through and not waive the limits. If the board waives its term limits, Glass Lewis will consider recommending voting against the nominating and/or governance committees, unless the rule was waived with sufficient explanation, such as consummation of a corporate transaction.

Director Age Limits

Glass Lewis believes that age limits are not in shareholders’ best interests. Academic literature suggests that there is no evidence of a correlation between age and director performance. Like term limits, age limits are a crutch for boards that are unwilling to police their membership and decide when turnover is appropriate.

While we understand some institutions’ support for age limits as a way to force change where boards are unwilling to make changes on their own, the long-term impact of age limits is to restrict experienced and potentially valuable board members from service through an arbitrary cut-off date. Further, age limits unfairly imply that older (or in rare cases, younger) directors cannot contribute to company oversight. A director’s experience can be valuable to shareholders because directors navigate complex and critical issues when serving on a board.

We believe that shareholders are better off monitoring the board’s approach to corporate governance and the board’s stewardship of company performance rather than imposing inflexible rules that don’t necessarily correlate with returns or benefits for shareholders.

However, if a board has adopted age limits for directors and yet chooses to waive them, we will consider recommending to vote against the nominating and/or governance committees, unless the rule was waived for the purpose of completing a pending corporate transaction such as a merger.

Requiring Two or More Nominees per Board Seat

In an attempt to address lack of access to the ballot, shareholders sometimes propose that the board give shareholders a choice of directors for each open board seat in every election. But we feel that policies requiring a selection of multiple nominees for each board seat would discourage prospective directors from accepting nominations. A prospective director could not be confident either that he or she is the board’s clear choice or that he or she would be elected. Therefore, Glass Lewis generally will vote against such proposals.

Shareholder Access

The SEC proposal: Shareholders have continuously sought a way to have a voice in director elections in recent years. Most of these efforts have centered on regulatory change, the latest iteration of which is the proxy access debate that has taken place intermittently at the SEC over the past several years. In July of 2007, the SEC responded by issuing two proposed rules, one to allow certain shareholders to submit director nominations for inclusion on management’s proxy and the second to disallow shareholder access proposals from being submitted by shareholders. The former rule did not pass but the latter rule was subsequently approved by the SEC in November of 2007, allowing companies to exclude shareholder access proposals from their proxy statements, in effect reverting to the SEC position prior to AFSCME’s challenge, ultimately upheld by the Second Circuit Court of Appeals, of the SEC’s decision to allow AIG to exclude the group’s access proposal.

During this window of opportunity prior to the SEC’s final rulemaking in November, three companies faced access proposals in 2007. The proposals received considerable votes in favor, garnering nearly 40% support at Hewlett Packard, 42% support at UnitedHealth and passing with 51% of the votes at Cryo-Cell International. As a result of the SEC’s rulemaking, no access proposals were voted on by shareholders in 2008 and it is unlikely shareholders will have the opportunity to vote on access proposals in 2009 as well.

Majority Vote for the Election of Directors

In stark contrast to the failure of shareholder access to gain acceptance, majority voting for the election of directors is fast becoming the de facto standard in corporate board elections at large US companies. In our view, the majority voting proposals are an effort to make the case for shareholder impact on director elections on a company-specific basis.

While this proposal would not give shareholders the opportunity to nominate directors or lead to elections where shareholders have a choice among director candidates, if implemented, the proposal would allow shareholders to have a voice in determining whether the nominees proposed by the board should actually serve as the overseer-representatives of shareholders in the boardroom. We believe this would be a favorable outcome for shareholders.

During 2008 Glass Lewis tracked 28 proposals to require a majority vote to elect directors, down from 54 proposals during 2007 and 147 proposals during 2006. The steep decline in the number of proposals being submitted was a result of many companies adopting some form of majority voting, including well over 2/3 of companies in the S&P 500 index. During both 2008 and 2007 the average vote in favor of such proposals was just over 50% versus 44% in 2006.

The plurality vote standard: Today, most companies elect directors by a plurality vote standard. Under that standard, if one shareholder holding only one share votes in favor of any nominee (including himself, if the director is a shareholder), that nominee “wins” the election and assumes a seat on the board. The common concern among companies with a plurality voting standard was the possibility that one or more directors would not receive a majority of votes, resulting in “failed elections.” This was of particular concern during the 1980s, an era of frequent takeovers and contests for control of companies.

Advantages of a majority vote standard: If a majority vote standard was implemented, a nominee would have to receive the support of a majority of the shares voted in order to assume the role of a director. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified, shareholder-focused directors to serve in the future.

We believe that a majority vote standard will likely lead to more attentive directors. Occasional use of this power will likely prevent the election of directors with a record of ignoring shareholder interests in favor of other interests that conflict with those of investors. Glass Lewis will generally support proposals calling for the election of directors by a majority vote.

In response to the high level of support majority voting has garnered, many companies have voluntarily taken steps to implement majority voting or modified approaches to majority voting. These steps include modified approaches requiring directors that receive a majority of withheld votes to resign to amending company by-laws to require a majority vote of outstanding shares to elect directors but also retaining discretion to seat a director via a resignation policy. But a small number of companies, such as Lockheed Martin, have had a longstanding requirement of a majority of outstanding shares (a higher standard than votes cast) to elect a director.

We feel that the modified approach does not go far enough because requiring a director to resign is not the same as requiring a majority vote to elect a director and does not allow shareholders a definitive voice in the election process. Further, under the modified approach, the corporate governance committee could reject a resignation and, even if it accepts the resignation, the corporate governance committee decides on the director’s replacement. And since the modified approach is usually adopted as a policy by the board or a board committee, it could be altered by the same board or committee at any time.

II.	Transparency and Integrity of Financial Reporting

Auditor Ratification

The auditor’s role as gatekeeper is crucial in ensuring the integrity and transparency of the financial information necessary for protecting shareholder value. Shareholders rely on the auditor to ask tough questions and to do a thorough analysis of a company’s books to ensure that the information provided to shareholders is complete, accurate, fair, and that it is a reasonable representation of a company’s financial position. The only way shareholders can make rational investment decisions is if the market is equipped with accurate information about a company’s fiscal health. As stated in the October 6, 2008 Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury:

“The auditor is expected to offer critical and objective judgment on the financial matters under consideration, and actual and perceived absence of conflicts is critical to that expectation. The Committee believes that auditors, investors, public companies, and other market participants must understand the independence requirements and their objectives, and that auditors must adopt a mindset of skepticism when facing situations that may compromise their independence.”

As such, shareholders should demand an objective, competent and diligent auditor who performs at or above professional standards at every company in which the investors hold an interest. Like directors, auditors should be free from conflicts of interest and should avoid situations requiring a choice between the auditor’s interests and the public’s interests. Almost without exception, shareholders should be able to annually review an auditor’s performance and to annually ratify a board’s auditor selection. Moreover, in October 2008, the Advisory Committee on the Auditing Profession went even further, and recommended that “to further enhance audit committee oversight and auditor accountability. . . disclosure in the company proxy statement regarding shareholder ratification [should] include the name(s) of the senior auditing partner(s) staffed on the engagement.”37

Voting Recommendations on Auditor Ratification: We generally support management’s choice of auditor except when we believe the auditor’s independence or audit integrity has been compromised. Where a board has not allowed shareholders to review and ratify an auditor, we typically recommend voting against the audit committee chairman. When there have been material restatements of annual financial statements or material weakness in internal controls, we usually recommend voting against the entire audit committee.

Reasons why we may not recommend ratification of an auditor include:

1.	When audit fees plus audit-related fees total less than the tax fees and/or other non-audit fees.

2.	Recent material restatements of annual financial statements, including those resulting in the reporting of material weaknesses in internal controls and including late filings by the company where the auditor bears some responsibility for the restatement or late filing.38

3.	When the auditor performs prohibited services such as tax-shelter work, tax services for the CEO or CFO, or contingent-fee work, such as a fee based on a percentage of economic benefit to the company.

4.	When audit fees are excessively low, especially when compared with other companies in the same industry.

5.	When the company has aggressive accounting policies.

37	“Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury.” p. VIII:20, October 6, 2008.
38	An auditor does not audit interim financial statements. Thus, we generally do not believe that an auditor should be opposed due to a restatement of interim financial statements unless the nature of the misstatement is clear from a reading of the incorrect financial statements.

6.	When the company has poor disclosure or lack of transparency in its financial statements.

7.	Where the auditor limited its liability through its contract with the company.

8.	We also look for other relationships or concerns with the auditor that might suggest a conflict between the auditor’s interests and shareholder interests.

We typically support audit-related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).

Pension Accounting Issues

A pension accounting question often raised in proxy proposals is what effect, if any, projected returns on employee pension assets should have on a company’s net income. This issue often arises in the executive-compensation context in a discussion of the extent to which pension accounting should be reflected in business performance for purposes of calculating payments to executives.

Glass Lewis believes that pension credits should not be included in measuring income that is used to award performance-based compensation. Because many of the assumptions used in accounting for retirement plans are subject to the company’s discretion, management would have an obvious conflict of interest if pay were tied to pension income. In our view, projected income from pensions does not truly reflect a company’s performance.

III.	THE LINK BETWEEN COMPENSATION AND PERFORMANCE

Linking Pay with Performance

Glass Lewis strongly believes executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis has a proprietary pay-for-performance model that evaluates the pay of the top five executives at US companies. Our model benchmarks these executives’ pay against their performance using three peer groups for each company: an industry peer group, a smaller sector peer group, and a geographic peer group. Using a forced curve and a school letter-grade system, we rank companies according to their pay-for-performance.

We use this analysis to inform our voting decisions on each of the compensation issues that arise on the ballot. Likewise, we use this analysis in our evaluation of the compensation committee’s performance.

Limits on Executive Compensation

Generally, Glass Lewis believes shareholders should not be directly involved in setting executive pay. Such matters should be left to the compensation committee. We view the election of compensation committee members as the appropriate mechanism for shareholders to express their disapproval or support of board policy on executive pay. Further, we believe that companies whose pay-for-performance is in line with their peers should be able to pay their executives in a way that drives growth and profit, without destroying ethical values, giving consideration to their peers’ comparable size and performance.

However, Glass Lewis favors performance-based compensation as an effective way to motivate executives to act in shareholders’ best interests. Performance-based pay may be limited if CEO pay is capped at a low level rather than flexibly tied to company performance.

Limits on Executive Stock Options

Stock options are a common form of executive compensation. Making options a part of compensation may be an effective way to attract and retain experienced executives and other key employees. Tying a portion of an executive’s pay to company performance also provides a good incentive for executives to maximize share value. Thus, we typically recommend that our clients oppose caps on executive stock options. However, stock option plans should prohibit re-pricing or acceleration of the options.

Linking Pay to Social Criteria

Glass Lewis believes that ethical behavior is an important part of executive performance and should be taken into account when evaluating performance and determining compensation. But Glass Lewis also believes that the compensation committee is in the best position to set policy on management pay. Through director elections, shareholders can hold the compensation committee accountable for pay awarded.

Equity-Based Compensation Plans

Glass Lewis evaluates option- and other equity-based compensation plans using a detailed model and analyst review. We believe that equity compensation awards are useful, when not abused, for retaining employees and providing an incentive for them to act in a way that will improve company performance.

Equity-based compensation programs have important differences from cash compensation plans and bonus programs. Accordingly, our model and analysis takes into account factors such as plan administration, the method and terms of exercise, repricing history, express or implied rights to reprice, and the presence of evergreen provisions.

Our analysis is quantitative and focused on the plan’s cost as compared with the business’s operating metrics. We run twenty different analyses, comparing the program with absolute limits we believe are key to equity value creation and with a carefully chosen peer group. In general, our model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance. Each of the twenty analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.

In our analysis, we compare the program’s expected annual expense with the business’s operating metrics to help determine whether the plan is excessive in light of company performance. We also compare the option plan’s expected annual cost to the enterprise value of the firm rather than to market capitalization because the employees, managers and directors of the firm create enterprise value and not necessarily market capitalization (the biggest difference is seen where cash represents the vast majority of market capitalization). Finally, we do not rely exclusively on relative comparisons with averages because we believe that academic literature proves that some absolute limits are wan-anted.

We evaluate option plans based on ten overarching principles:

1.	Companies should seek more shares only when needed.

2.	Plans should be small enough that companies need shareholder approval every three to four years (or less).

3.	If a plan is relatively expensive, it should not grant options solely to senior executives and board members.

4.	Annual net share count and voting power dilution should be limited.

5.	Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and should be in line with the peer group.

6.	The expected annual cost of the plan should be proportional to the business’s value.

7.	The intrinsic value that option grantees received in the past should be reasonable compared with the business’s financial results.

8.	Plans should deliver value on a per-employee basis when compared with programs at peer companies.

9.	Plans should not permit re-pricing of stock options.

10.	Plans should not contain excessively liberal administrative or payment terms.

Option Exchanges

Glass Lewis views option repricing plans and option exchange programs with great skepticism. Shareholders have substantial risk in owning stock and we believe that the employees, officers, and directors who receive stock options should be similarly situated to align their interests with shareholder interests.

We are concerned that option grantees who believe they will be “rescued” from underwater options will be more inclined to take unjustifiable risks. Moreover, a predictable pattern of repricing or exchanges substantially alters a stock option’s value because options that will practically never expire deeply out of the money are worth far more than options that carry a risk of expiration.

In short, repricings and option exchange programs change the bargain between shareholders and employees after the bargain has been struck. Re-pricing is tantamount to re-trading.

There is one circumstance in which a repricing or option exchange program is acceptable: if macroeconomic or industry trends cause a stock’s value to decline dramatically, rather than specific company issues, and repricing is necessary to motivate and retain employees. In this circumstance, we think it fair to conclude that option grantees may be suffering from a risk that was not foreseeable when the original “bargain” was struck. In such a circumstance, we will support a repricing only if the following conditions are true:

(i)	officers and board members do not participate in the program;

(ii)	the stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude;

(iii)	the exchange is value-neutral or value-creative to shareholders with very conservative assumptions and with a recognition of the adverse selection problems inherent in voluntary programs; and

(iv)	management and the board make a cogent case for needing to motivate and retain existing employees, such as being in a competitive employment market.

Performance-Based Options

Shareholders commonly ask boards to adopt policies requiring that a significant portion of future stock option grants to senior executives be based on performance. Performance-based options are options where the exercise price is linked to an industry peer group’s stock-performance index.

Glass Lewis believes in performance-based equity compensation plans for senior executives. We feel that executives should be compensated with equity when their performance and the company’s performance warrants such rewards. While we do not believe that equity-based pay plans for all employees should be based on overall company performance, we do support such limitations for equity grants to senior executives (although some equity-based compensation of senior executives without performance criteria is acceptable, such as in the case of moderate incentive grants made in an initial offer of employment or in emerging industries).

Boards often argue that basing option grants on performance would hinder them in attracting talent. We believe that boards can develop a consistent, reliable approach to attract executives with the ability to guide the company toward its targets. If the board believes in performance-based pay for executives, then these proposals requiring the same should not hamper the board’s ability to create equity-based compensation plans.

We generally recommend that shareholders vote in favor of performance-based option requirements.

Option Backdating, Spring-Loading, and Bullet-Dodging

Glass Lewis views option backdating, and the related practices of spring-loading and bullet-dodging, as egregious actions that warrant holding the appropriate management and board members responsible. These practices are similar to re-pricing options and eliminate much of the downside risk inherent in an option grant that is designed to induce recipients to maximize shareholder return. Backdating an option is the act of changing an option’s grant date from the actual grant date to an earlier date when the market price of the underlying stock was lower, resulting in a lower exercise price for the option. Glass Lewis has identified over 270 companies that have disclosed internal or government investigations into their past stock-option grants.

Spring-loading is granting stock options while in possession of material, positive information that has not been disclosed publicly. Bullet-dodging is delaying the grants of stock options until after the release of material, negative information. This can allow option grants to be made at a lower price either before the release of positive news or following the release of negative news, assuming the stock’s price will move up or down in response to the information. This raises a concern similar to that of insider trading, or the trading on material non-public information.

The exercise price for an option is determined on the day of grant, providing the recipient with the same market risk as an investor who bought shares on that date. However, where options were backdated, the executive or the board (or the compensation committee) changed the grant date retroactively. The new date may be at or near the lowest price for the year or period. This would be like allowing an investor to look back and select the lowest price of the year at which to buy shares.

A 2006 study of option grants made between 1996 and 2005 at 8,000 companies found that option backdating can be an indication of poor internal controls. The study found that option backdating was more likely to occur at companies without a majority independent board and with a long-serving CEO; both factors, the study concluded, were associated with greater CEO influence on the company’s compensation and governance practices.39

Where a company granted backdated options to an executive who is also a director, Glass Lewis will recommend voting against that executive/director, regardless of who decided to make the award. In addition, Glass Lewis will recommend voting against those directors who either approved or allowed the backdating. Glass Lewis feels that executives and directors who either benefited from backdated options or authorized the practice have breached their fiduciary responsibility to shareholders.

Given the severe tax and legal liabilities to the company from backdating, Glass Lewis will consider recommending voting against members of the audit committee who served when options were backdated, a restatement occurs, material weaknesses in internal controls exist and disclosures indicate there was a lack of documentation. These committee members failed in their responsibility to ensure the integrity of the company’s financial reports.

When a company has engaged in spring-loading or bullet-dodging, Glass Lewis will consider recommending voting against the compensation committee members where there has been a pattern of granting options at or near historic lows. Glass Lewis will also recommend voting against executives serving on the board who benefited from the spring-loading or bullet-dodging.

162(m) Plans

Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next four most highly compensated executive officers upon shareholder approval of the excess compensation. Glass Lewis recognizes the value of executive incentive programs and the tax benefit of shareholder-approved incentive plans.

We believe the best practice for companies is to provide reasonable disclosure to shareholders so that they can make sound judgments about the reasonableness of the proposed compensation plan. To allow for meaningful shareholder review, we prefer that these proposals include:

39	Lucian Bebchuk, Yaniv Grinstein and Urs Peyer. “LUCKY CEOs.” November, 2006.

specific performance goals, a maximum award pool, and a maximum award amount per employee. We also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the company’s peers.

We typically recommend against a 162(m) plan where: a company fails to provide at least a list of performance targets; a company fails to provide one of either a total pool or an individual maximum; or the proposed plan is excessive when compared with the plans of the company’s peers.

The company’s record of aligning pay with performance (as evaluated using our proprietary pay-for-performance model) also plays a role in our recommendation. Where a company has a record of reasonable pay relative to business performance, we are not typically inclined to recommend against a plan even if the plan caps seem large relative to peers because we recognize the value in special pay arrangements for continued exceptional performance.

As with all other issues we review, our goal is to provide consistent but contextual advice given the specifics of the company and ongoing performance. Overall, we recognize that it is generally not in shareholders’ best interests to vote against such a plan and forgo the potential tax benefit since shareholder rejection of such plans will not curtail the awards, it will only prevent the tax deduction associated with them.

Director Compensation Plans

Glass Lewis believes that non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include option grants or other equity-based awards that help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals. But excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required.

Glass Lewis uses a proprietary model and analyst review to evaluate the costs of those plans compared to the plans of peer companies with similar market capitalizations. We use the results of this model to assist in making our voting recommendations on director compensation plans.

Full Disclosure of Executive Compensation

Glass Lewis believes that complete, timely and transparent disclosure of executive pay is critical to allowing shareholders to evaluate the extent to which the pay is keeping pace with company performance. When reviewing proxy materials, analysts investigate whether the company discloses the performance metrics that it uses to determine executive compensation. Performance metrics vary and may include items such as revenue growth, targets, or human resources issues.

However, we are concerned when a proposal goes too far in the level of detail that it requests for executives other than the most high-ranking leaders of the company. Shareholders are unlikely to need or be able to use compensation information for employees below the level of the most senior corporate officers.

Moreover, it is rarely in shareholders’ interests to disclose competitive data about individual salaries below the senior executive level. Such disclosure could create internal personnel issues that would be counterproductive for the company and its shareholders. While we favor full disclosure for senior executives and we view pay disclosure at the aggregate level (e.g., the number of employees being paid over a certain amount or in certain categories) as potentially useful, we do not believe shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.

Shareholder Proposals Regarding Compensation Issues

Shareholder Proposals Regarding Severance Agreements

As a general rule, Glass Lewis believes that shareholders should not be involved in the approval and negotiation of individual severance plans. Such matters should be left to the board’s compensation committee, which can be held accountable for its decisions through the election of directors.

When proposals are crafted to only require approval if the benefit exceeds 2.99 times the amount of the executive’s base salary plus bonus, Glass Lewis typically supports such requests. Above this threshold, the company can no longer deduct severance payments as an expense, and thus shareholders are deprived of a valuable benefit. We believe that shareholders should be consulted before relinquishing such a right, and that such proposals would still leave companies with sufficient freedom to enter into the vast majority of severance arrangements.

Additionally, investors should monitor severance agreements when they are initially put in place. If shareholders initially approved of a severance agreement, it is inappropriate to vote against the compensation committee later on when the severance agreement goes into effect. However, in the absence of a shareholder vote on severance agreements, Glass Lewis will evaluate the role of the compensation committee when the agreement was adopted.

Shareholder Proposals on Advisory Votes on Compensation

Glass Lewis carefully reviews the compensation awarded to senior executives. We believe that this is an important area in which the board’s priorities are revealed. However, as a general rule, Glass Lewis does not believe shareholders should be involved in the design, negotiation or approval of compensation packages. Such matters should be left to the compensation committee, which can be held accountable for its decisions through their election.

But sometimes proposals are made to allow shareholders advisory approval of the company’s compensation practices. Glass Lewis believes that advisory votes on compensation provide an effective mechanism for enhancing transparency in setting executive pay, improving accountability to shareholders, and providing for a more effective link between pay and performance. While a vote to approve compensation practices will not directly affect the board’s ability to set compensation policy, it will allow shareholders to register their opinions regarding the company’s compensation practices. We believe that a vote disapproving of a company’s compensation practices may compel the board to re-examine its compensation practices and act accordingly.

The practice of voting on a company’s compensation, in some cases by approving the compensation committee report, is standard in a small but growing number countries, including the U.K. since 2002. A 2004 study for the British Department of Trade and Industry found that the advisory voting requirement has resulted in “a number of well publicized situations where [compensation] committees have changed their policy or practice as a result of direct shareholder voting.”40 The study also found that the extent to which companies consulted shareholders about compensation practices has greatly increased over the past two years.

Shareholder Proposals on Bonus Recoupment’s Following Restatements (“Clawbacks’)

Glass Lewis carefully reviews the compensation awarded to senior executives and we believe that senior executives of a company should never receive compensation for performance that was not achieved by the company.

We believe shareholders would be well served by requiring the board to adopt a more detailed and stringent policy, rather than relying on regulatory action such as requirements under Sarbanes Oxley. When examining proposals that require companies to recoup executives’ bonuses paid as a result of faulty accounting, Glass Lewis will first look to see if the company has already adopted a policy to recoup bonuses awarded to senior executives during a restatement, and whether that policy is included in the CEO’s contract. When the board has already committed to a proper course, in our opinion, and their current policy covers the major tenets of the proposal at hand while giving the board adequate flexibility to exercise discretion over these matters, we see no need for further action.

In some instances, shareholder proposals call for board action that may contravene the board’s legal obligations under its agreements with executives, such as employment agreements. In addition, the board’s ability to exercise its judgment and reasonable discretion on this issue may be limited under such proposals, which may not be warranted, depending on the specific situation of the company in question. A recoupment policy should only affect senior executives and those directly responsible for the company’s accounting errors.

Where a company is giving a new contract to an executive that does not include a clawback provision and the company has had a material restatement, especially if the restatement was due to fraud, Glass Lewis will recommend voting against the responsible members of the compensation committee. Compensation committee members have an obligation to build in reasonable controls to executive contracts to prevent payments in the case of inappropriate behavior.

40	Deloitte & Touche. “Report on the Impact of the Directors’ Remuneration Report Regulations.” (2004).

IV.	Governance Structure and the Shareholder Franchise

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans are not generally in shareholders’ best interests. They can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock. Typically we recommend that shareholders vote against these plans to protect their financial interests and ensure that they have an opportunity to consider any offer for their shares, especially those at a premium.

We believe boards should be given wide latitude in directing company activities and in charting the company’s course. However, on an issue such as this, where the link between the shareholders’ financial interests and their right to consider and accept buyout offers is substantial, we believe that shareholders should be allowed to vote on whether they support such a plan’s implementation. This issue is different from other matters that are typically left to board discretion. Its potential impact on and relation to shareholders is direct and substantial. It is also an issue in which management interests may be different from those of shareholders; thus, ensuring that shareholders have a voice is the only way to safeguard their interests.

In certain circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable ‘qualifying offer’ clause. We will consider supporting a poison pill plan if the qualifying offer clause includes the following attributes: (i) The form of offer is not required to be an all-cash transaction; (ii) the offer is not required to remain open for more than 90 business days; (iii) the offeror is permitted to amend the offer, reduce the offer, or otherwise change the terms; (iv) there is no fairness opinion requirement; and (v) there is a low to no premium requirement. Where these requirements are met, we typically feel comfortable that shareholders will have the opportunity to voice their opinion on any legitimate offer.

NOL Poison Pills

Similarly, Glass Lewis may consider supporting a limited poison pill in the unique event that a company seeks shareholder approval of a rights plan for the express purpose of preserving Net Operating Losses (NOLs). While companies with NOLs can generally carry these losses forward to offset future taxable income, Section 382 of the Internal Revenue Code limits companies’ ability to use NOLs in the event of a “change of ownership.”41 In this case, a company may adopt or amend a poison pill (“NOL pill”) in order to prevent an inadvertent change of ownership by multiple investors purchasing small amounts of stock at or near the same time, triggering a change in control under IRS rules, thereby depriving the company of the beneficial tax treatment of its NOLs. Often such NOL pills have trigger thresholds much lower than the common 15% or 20% thresholds, with some NOL pill triggers as low as 5%.

Glass Lewis evaluates NOL pills on a strictly case-by-case basis taking into consideration, among other factors, the value of the NOLs to the company, the likelihood of a change of ownership based on the size of the holding and the nature of the larger shareholders, the trigger threshold and whether the term of the plan is limited in duration (i.e., whether it contains a reasonable “sunset” provision) or is subject to periodic board review and/or shareholder ratification. However, we will recommend that shareholders vote against a proposal to adopt or amend a pill to include NOL protective provisions if the company has adopted a more narrowly tailored means of preventing a change in control to preserve its NOLs. For example, a company may limit share transfers in its charter to prevent a change of ownership from occurring.

Furthermore, we believe that shareholders should be offered the opportunity to vote on any adoption or renewal of a NOL pill regardless of any potential tax benefit that it offers a company. As such, we will consider recommending voting against those members of the board who served at the time when an NOL pill was adopted without shareholder approval within the prior twelve months and where the NOL pill is not subject to shareholder ratification.

Right of Shareholders to Call a Special Meeting

Glass Lewis strongly supports shareholders’ right to call special meetings. But to prevent abuse and waste of corporate resources by a minority of shareholders, we believe this right should be limited to a minimum of 15% of the shareholders requesting such a meeting. Generally, we believe a lower threshold may leave companies subject to meetings that may disrupt business operations to focus on the interests of a minority of owners. But when proposals are presented that would allow shareholders to call special meetings without a minimum threshold, we will support them because the benefit to shareholders outweighs the possible abuse of the right to call shareholder meetings.

Shareholder Action by Written Consent

Glass Lewis strongly supports shareholders’ right to act by written consent. As with the right to call special meetings, we believe such rights should be limited to a minimum of 15% of the shareholders requesting action by written consent, to prevent abuse and waste

41

Section 382 of the Internal Revenue Code refers to a “change of ownership” of more than 50 percentage points by one or more 5% shareholders within a three-year period. The statute is intended to deter the “trafficking” of net operating losses.

of corporate resources. Again, we believe a lower threshold may leave companies subject to meetings that may disrupt business operations to focus on the interests of a minority of owners. But we will support proposals to allow shareholders to act by written consent without a minimum threshold because shareholders are better off with this right than without it, and the benefit to shareholders outweighs the potential for abuse.

Fair Price Provisions

Fair price provisions, which are rare, require that certain minimum price and procedural requirements be observed by any party that acquires more than a specified percentage of a corporation’s common stock. The provision is intended to protect minority shareholder value when an acquiring corporation seeks to accomplish a merger or other transaction which would eliminate or change the interests of the minority stockholders. The provision is generally applied against the acquirer unless the takeover is approved by a majority of “continuing directors” and holders of a majority, in some cases a supermajority as high as 80%, of the combined voting power of all stock entitled to vote to alter, amend, or repeal the above provisions.

The effect of a fair price provision is to require approval of any merger or business combination with an “interested stockholder” by 51% of the voting stock of the company, excluding the shares held by the interested stockholder. An interested stockholder is generally considered to be a holder of 10% or more of the company’s outstanding stock, but the trigger can vary.

Generally, provisions are put in place for the ostensible purpose of preventing a back-end merger where the interested stockholder would be able to pay a lower price for the remaining shares of the company than he or she paid to gain control. The effect of a fair price provision on shareholders, however, is to limit their ability to gain a premium for their shares through a partial tender offer or open market acquisition which typically raise the share price, often significantly. A fair price provision discourages such transactions because of the potential costs of seeking shareholder approval and because of the restrictions on purchase price for completing a merger or other transaction at a later time.

Glass Lewis believes that fair price provisions, while sometimes protecting shareholders from abuse in a takeover situation, often act as an impediment to takeovers, potentially limiting gains to shareholders from a variety of transactions that could significantly increase share price. In some cases, even the independent directors of the board cannot make exceptions when such exceptions may be in the best interests of shareholders. Given the existence of state law protections for minority shareholders such as Section 203 of the Delaware Corporations Code, we believe it is in the best interests of shareholders to remove fair price provisions.

Authorized Shares

Glass Lewis believes that adequate capital stock is important to a company’s operation. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock:

(i)	Stock Split – We typically consider three metrics when evaluating whether we think a stock split is likely or necessary: The historical stock pre-split price, if any; the current price relative to the company’s most common trading price over the past 52 weeks; and some absolute limits on stock price that, in our view, either always make a stock split appropriate if desired by management or would almost never be a reasonable price at which to split a stock.

(ii)	Shareholder Defenses – Additional authorized shares could be used to bolster takeover defenses such as a “poison pill.” Proxy filings often discuss the usefulness of additional shares in defending against or discouraging a hostile takeover as a reason for a requested increase. Glass Lewis is typically against such defenses and will oppose actions intended to bolster such defenses.

(iii)	Financing for Acquisitions – We look at whether the company has a history of using stock for acquisitions and attempt to determine what levels of stock have typically been required to accomplish such transactions. Likewise, we look to see whether this is discussed as a reason for additional shares in the proxy.

(iv)	Financing for Operations – We review the company’s cash position and its ability to secure financing through borrowing or other means. We look at the company’s history of capitalization and whether the company has had to use stock in the recent past as a means of raising capital.

Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend against the authorization of additional shares.

While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.

Advance Notice Requirements for Shareholder Ballot Proposals

We typically recommend that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominees.

These proposals typically attempt to require a certain amount of notice before shareholders are allowed to place proposals on the ballot. Notice requirements typically range between three to six months prior to the annual meeting. Advance notice requirements typically make it impossible for a shareholder who misses the deadline to present a shareholder proposal or a director nominee that might be in the best interests of the company and its shareholders.

We believe shareholders should be able to review and vote on all proposals and director nominees. Shareholders can always vote against proposals that appear with little prior notice. Shareholders, as owners of a business, are capable of identifying issues on which they have sufficient information and ignoring issues on which they have insufficient information. Setting arbitrary notice restrictions limits the opportunity for shareholders to raise issues that may come up after the window closes.

Voting Structure

Cumulative Voting

We review cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure. But we typically find these proposals on ballots at companies where independence is lacking and where the appropriate checks and balances favoring shareholders are not in place. In those instances we typically recommend in favor of cumulative voting.

Cumulative voting is a process that maximizes minority shareholders’ ability to ensure representation of their views on the board. It can be important when a board is controlled by insiders or affiliates and where the company’s ownership structure includes one or more shareholders who control a majority-voting block of company stock.

Glass Lewis believes that cumulative voting generally acts as a safeguard for shareholders by ensuring that those who hold a significant minority of shares can elect a candidate of their choosing to the board. This allows the creation of boards that are responsive to the interests of all shareholders rather than just a small group of large holders.

Academic literature indicates that where a highly independent board is in place and the company has a shareholder-friendly governance structure, shareholders may be better off without cumulative voting. The analysis underlying this literature indicates that shareholder returns at firms with good governance structures are lower and that boards can become factionalized and prone to evaluating the needs of special interests over the general interests of shareholders collectively.

Where a company has adopted a true majority vote standard (i.e., where a director must receive a majority of votes cast to be elected, as opposed to a modified policy indicated by a resignation policy only), Glass Lewis will recommend voting against cumulative voting proposals due to the incompatibility of the two election methods.

Where a company has not adopted a majority voting standard and is facing both a shareholder proposal to adopt majority voting and a shareholder proposal to adopt cumulative voting, Glass Lewis will support only the majority voting proposal. When a company has both majority voting and cumulative voting in place, there is a higher likelihood of one or more directors not being elected as a result of not receiving a majority vote. This is because shareholders exercising the right to cumulate their votes could unintentionally cause the failed election of one or more directors for whom shareholders do not cumulate votes.

Supermajority Vote Requirements

Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests. An example is in the takeover context, where supermajority vote requirements can strongly limit the voice of shareholders in making decisions on such crucial matters as selling the business.

Transaction of Other Business at an Annual or Special Meeting of Shareholders

We typically recommend that shareholders not give their proxy to management to vote on any other business items that may properly come before the annual meeting. In our opinion, granting unfettered discretion is unwise.

Anti-Greenmail Proposals

Glass Lewis will support proposals to adopt a provision preventing the payment of greenmail, which would serve to prevent companies from buying back company stock at significant premiums from a certain shareholder. Since a large or majority shareholder could attempt to compel a board into purchasing its shares at a large premium, the anti-greenmail provision would generally require that a majority of shareholders other than the majority shareholder approve the buyback.

Mutual Funds: Investment Policies and Advisory Agreements

Glass Lewis believes that decisions about a fund’s structure and/or a fund’s relationship with its investment advisor or sub-advisors are generally best left to management and the members of the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. As such, we focus our analyses of such proposals on the following main areas:

•	The terms of any amended advisory or sub-advisory agreement;

•	Any changes in the fee structure paid to the investment advisor; and

•	Any material changes to the fund’s investment objective or strategy.

We generally support amendments to a fund’s investment advisory agreement absent a material change that is not in the best interests of shareholders. A significant increase in the fees paid to an investment advisor would be reason for us to consider recommending voting against a proposed amendment to an investment advisory agreement. However, in certain cases, we are more inclined to support an increase in advisory fees if such increases result from being performance-based rather than asset-based. Furthermore, we generally support sub-advisory agreements between a fund’s advisor and sub-advisor, primarily because the fees received by the sub-advisor are paid by the advisor, and not by the fund.

In matters pertaining to a fund’s investment objective or strategy, we believe shareholders are best served when a fund’s objective or strategy closely resembles the investment discipline shareholders understood and selected when they initially bought into the fund. As such, we generally recommend voting against amendments to a fund’s investment objective or strategy when the proposed changes would leave shareholders with stakes in a fund that is noticeably different than when originally contemplated, and which could therefore potentially negatively impact some investors’ diversification strategies.

V.	Shareholder Initiatives and Management of the Firm

Glass Lewis evaluates shareholder proposals on a case-by-case basis. We generally favor proposals likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management and policy decisions related to political, social, or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company.

We feel strongly that shareholders should not attempt to micromanage the business or its executives through the initiative process. Rather, shareholders should use their influence to push for governance structures that protect shareholders, including director elections, and then put in place a board they can trust to make informed and careful decisions that are in the best interests of the business and its owners. We believe shareholders should hold directors accountable for management and policy decisions through director elections.

Reimbursement of Solicitation Expenses

Glass Lewis feels that in some circumstances, replacing some or all directors on a company’s board is warranted where the incumbent director or directors have failed in their oversight of management by failing to address continuously poor performance. Where a dissident shareholder is seeking reimbursement for his or her expenses and has received the support of a majority of shareholders, Glass Lewis generally will recommend in favor of reimbursing the dissident for expenses incurred in waging the contest.

In the rare case where a shareholder has put the shareholder’s own time and money into a successful campaign to unseat a poorly performing director, we feel that the dissident should be entitled to reimbursement of expenses by the company. In such a situation, other shareholders express their agreement by virtue of their majority vote for the dissident and will share in the improved company performance.

But contests are expensive and distracting to the management and the board. Therefore, to avoid encouraging nuisance or agenda-driven contests, we only support the reimbursement of expenses where the dissident has convinced at least a majority of shareholders to support a particular candidate or set of candidates.

Labor Practices and Non-Discrimination Policies

Where there is clear evidence of practices resulting in significant economic exposure to the company, Glass Lewis will support shareholder proposals that seek to address labor policies, such as shareholder proposals calling for increased disclosure of labor policies and of steps a company has taken to mitigate the risks associated with those policies.

In general, Glass Lewis believes labor and human resources policies are typically best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. Management is in the best position to determine appropriate practices in the context of its business.

However, Glass Lewis recognizes that companies with a record of poor labor relations or treatment of its workers can face risks, such as employee lawsuits, poor employee work performance and turnover, and regulatory investigations. Glass Lewis will hold directors accountable for company decisions related to labor and employment problems.

For example, at Wal-Mart’s annual meeting in 2005 we recommended a vote in favor of a shareholder proposal to have the company prepare an equal employment opportunity report. We felt that there was significant potential economic exposure stemming from lawsuits and a federal investigation, both regarding the company’s labor practices.

In our view, Wal-Mart’s shareholders deserved to know if their company had engaged in discriminatory employment practices that made it vulnerable to lawsuits and a variety of potential economic losses stemming from lawsuits and potential negative market reaction. In addition, we felt the shareholders should be informed about specific steps Wal-Mart was taking to address these issues that could have had a negative impact on the stock price.

Military and US Government Business Policies

Glass Lewis believes that disclosure to shareholders of information on key company endeavors is important. However, we generally do not support resolutions that call for shareholder approval of policy statements for or against government programs that are subject to thorough review by the federal government and elected officials at the national level. We also do not support proposals favoring disclosure of information where such disclosure is already mandated by law, unless circumstances exist that warrant the extra disclosure. Shareholders should hold directors accountable for a corporation’s egregious actions that threaten shareholder value, such as the bribing of public officials. For example, we will recommend voting against members of the audit committee (and any responsible director such as a CEO) when a law enforcement agency has charged a company and/or director with a violation of the FCPA.

Foreign Government Business Policies

Where a corporation operates in a foreign country, we believe that business policies regarding foreign operations are best left to management and the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. However, the company and board may lack controls to help prevent such conduct, examples of which include money laundering or environmental violations such as at BP. We believe that shareholders should hold board members accountable for these issues when they face reelection, as they may subject the company to financial risk even if limited to reputational damage. In such instances, we will hold those board members responsible for oversight of internal controls and compliance, usually the audit committee and CEO, accountable for their actions by recommending voting against them.

Environmental Policies

When management and the board have displayed disregard for environmental risks, have engaged in egregious or illegal conduct, or have failed to adequately respond to current or imminent environmental risks that threaten shareholder value, we believe shareholders should hold directors accountable when they face reelection.

Glass Lewis recognizes the significant financial, legal and reputational risks to companies resulting from poor environmental practices or negligent oversight thereof. We believe part of the board’s role is to ensure that management conducts a complete risk analysis of company operations, including those that have environmental implications. Further, directors should monitor management’s performance in mitigating the environmental risks attendant with relevant operations in order to eliminate or minimize the risks to the company and shareholders.

While Glass Lewis recognizes that most environmental concerns are best addressed via avenues other than proxy proposals, when a substantial environmental risk has been ignored or inadequately addressed, we may recommend that votes be withheld from responsible members of the governance committee. In some cases, we may recommend that votes be withheld from all directors who were on the board when the substantial risk arose, was ignored, or was not mitigated.

Climate Change and Green House Gas Emission Disclosure Proposals

Glass Lewis will consider recommending a vote in favor of a reasonable proposal to disclose a company’s approach to climate change and/or green house gas emissions when (1) a company has encountered problems such as lawsuits and/or government investigations or investors have established a link to impact on shareholder value from climate change and/or green house gas emission regulations, and (2) the company has failed to adequately disclose how it has addressed these problems. We will examine such proposals in light of requests made to the company for additional information, its response and whether there is a reasonable case as to the negative implications to shareholders and the company.

We will look favorably upon the proposals establishing that the problems at issue could have a negative implication for the company or its shareholders.

Reporting Contributions and Political Spending

Glass Lewis believes that disclosure of how a company uses its funds is an important component of corporate accountability to shareholders. A major issue is whether political contributions are being appropriately monitored and spent on behalf of shareholders to create shareholder value. Studies have shown that in some instances, management of some corporations have used stockholder assets to attempt to buy influence with legislators in a manner that ultimately had a negative impact on shareholder value.42

Some campaign contributions are heavily regulated by federal, state, and local laws. Most jurisdictions have detailed disclosure laws so that information on some contributions is publicly available. Some progressive companies provide more information about certain political contributions on company websites, such as contributions to “527” organizations. We believe that the mechanism for disclosure of contributions and the standards for giving are best left to the board, except where a company does not adequately disclose information about its contributions to shareholders or where a company has a history of abuse in the donation process.

However, in cases where additional company disclosure is nonexistent or limited and there is some evidence or credible allegation that the Company is mismanaging corporate funds through political donations or has a record of doing so, Glass Lewis will consider supporting shareholder proposals seeking greater disclosure of political giving. If Glass Lewis discovers particularly egregious actions by the company, we will consider recommending voting against governance committee members or other responsible directors.

42	“The Green Canary: Alerting Shareholders and Protecting Their Investments.” The Center for Political Accountability. February 2005.

FORM N-1A

PART C. OTHER INFORMATION

To the Registration Statement of Managers AMG Funds (the “Registrant” or the “Trust”)

Item 28. Exhibits.

Exhibit No	Description

a.1	Master Trust Agreement dated June 18, 1999. (i)

a.2	Amendment No. 1 to Master Trust Agreement. (ii)

a.3	Amendment No. 2 to Master Trust Agreement. (ii)

a.4	Amendment No. 3 to Master Trust Agreement. (iii)

a.5	Amendment No. 4 to Master Trust Agreement. (iii)

a.6	Amendment No. 5 to Master Trust Agreement. (iv)

a.7	Amendment No. 6 to Master Trust Agreement. (v)

a.8	Amendment No. 7 to Master Trust Agreement. (vii)

a.9	Amendment No. 8 to Master Trust Agreement. (ix)

a.10	Amendment No. 9 to Master Trust Agreement. (x)

a.11	Amendment No. 10 to Master Trust Agreement (dated December 3, 2004). (xi)

a.12	Amendment No. 10 [sic] to Master Trust Agreement (dated September 12, 2003). (xv)

a.13	Amendment No. 11 [sic] to Master Trust Agreement. (xiii)

a.14	Amendment No. 13 to Master Trust Agreement. (xv)

a.15	Amendment No. 14 to Master Trust Agreement. (xv)

a.16	Amendment No. 15 to Master Trust Agreement. (xv)

a.17	Amendment No. 16 to Master Trust Agreement. (xvi)

a.18	Amendment No. 17 to Master Trust Agreement. (xvii)

a.19	Amendment No. 18 to Master Trust Agreement. (xx)

a.20	Amendment No. 19 to Master Trust Agreement. (xxi)

a.21	Amendment No. 20 to Master Trust Agreement. (xxv)

a.22	Amendment No. 21 to Master Trust Agreement. (xxviii)

a.23	Amendment No. 22 to Master Trust Agreement. (xxxi)

a.24	Amendment No. 23 to Master Trust Agreement. (xxxii)

b.1	Amended and Restated By-Laws of the Trust. (xxvi)

c.	Articles IV and V and Sections 6.1, 6.3, 6.5, 6.6, 7.1, 7.2, and 7.3 of the Master Trust Agreement dated June 18, 1999, incorporated by reference herein as Exhibit a.1. (i)

d.1	Investment Management Agreement between the Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of October 19, 1999. (ii)

d.2	Letter Agreement to Investment Management Agreement between the Registrant and Managers

1

with respect to the Systematic Value Fund. (xxiv)

d.3	Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (vii)

d.4	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Essex Small/Micro Cap Growth Fund (formerly, Burridge Small Cap Growth Fund). (ix)

d.5	Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Essex Small/Micro Cap Growth Fund. (xv)

d.6	Investment Advisory Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

d.7	Subadvisory Agreement between Managers and TimesSquare Capital Management, LLC with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

d.8	Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to Systematic Mid Cap Value Fund. (xvii)

d.9	Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Mid Cap Value Fund. (xvii)

d.10	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Skyline Special Equities Portfolio is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-146198 (filed September 20, 2007).

d.11	Sub-Advisory Agreement between Managers and Skyline Asset Management, L.P. with respect to the Skyline Special Equities Portfolio dated January 23, 2009. (xxvi)

d.12	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers relating to the GW&K Small Cap Equity Fund (formerly, GW&K Multi-Cap Equity Fund) and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

d.13	Form of Subadvisory Agreement between Managers and Gannett Welsh & Kotler, LLC relating to the GW&K Small Cap Equity Fund (formerly, GW&K Multi-Cap Equity Fund) and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

d.14	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxviii)

d.15	Form of Letter Agreement to the Subadvisory Agreement between Managers and Gannett Welsh & Kotler, LLC with respect to the GW&K Municipal Bond Fund. (xxviii)

d.16	Form of Subadvisory Agreement between Managers and The Renaissance Group LLC with respect to the Renaissance Large Cap Growth Fund. (xxviii)

d.17	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

d.18	Subadvisory Agreement between Managers and Trilogy Global Advisors, LP with respect to

2

Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

e.1	Distribution Agreement between Managers Distributors, Inc. and the Registrant, on behalf of each of its series, dated December 4, 2009. (xxx)

e.2	Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and the Registrant with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

f.	Not applicable.

g.1	Custodian Agreement between the Registrant and The Bank of New York, dated June 25, 2002. (xii)

g.2	Foreign Custody Manager Agreement between the Registrant, on behalf of each of its series, and The Bank of New York. (xxxii)

h.1	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Mid Cap Growth Fund. (to be filed by amendment)

h.2	Administration Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

h.3	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Small Cap Growth Fund. (to be filed by amendment)

h.4	Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc., which was formerly PFPC Inc.). (xiii)

h.5	Amendment to Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. dated, January 1, 2008. (xxii)

h.6	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to each of Systematic Value Fund and Systematic Mid Cap Value Fund. (xxxiii)

h.7	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Essex Small/Micro Cap Growth Fund. (xxxiv)

h.8	Expense Limitation Agreement between the Registrant and Managers with respect to Skyline Special Equities Portfolio. (to be filed by amendment)

h.9	Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to Skyline Special Equities Portfolio is incorporated by reference to an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, Registration Statement No. 333-146198 (filed October 23, 2007).

h.10	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the GW&K Small Cap Equity Fund. (to be filed by amendment)

h.11	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the GW&K Municipal Enhanced Yield Fund. (xxxiii)

h.12	Form of Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to the GW&K Small Cap Equity Fund (formerly, GW&K Multi-Cap Equity Fund) and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

3

h.13	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund (to be filed by amendment)

h.14	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the Renaissance Large Cap Growth Fund. (to be filed by amendment)

h.15	Form of Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxviii)

h.16	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy Global Equity Fund. (xxxv)

h.17	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy Emerging Markets Equity Fund. (xxxv)

h.18	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy International Small Cap Fund. (xxxv)

i.1	Opinion and Consent of Goodwin Procter LLP with respect to the Systematic Value Fund. (vii)

i.2	Opinion and Consent of Goodwin Procter LLP with respect to the Essex Small/Micro Cap Growth Fund (formerly, Burridge Small Cap Growth Fund). (ix)

i.3	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Mid Cap Growth Fund. (xi)

i.4	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Small Cap Growth Fund. (xii)

i.5	Opinion and Consent of Ropes & Gray LLP with respect to Essex Small/Micro Cap Growth Fund and Systematic Value Fund. (xv)

i.6	Opinion and Consent of Ropes & Gray LLP with respect to Systematic Mid Cap Value Fund. (xvii)

i.7	Opinion and Consent of Ropes & Gray LLP with respect to Skyline Special Equities Portfolio. (xxi)

i.8	Opinion and Consent of Ropes & Gray LLP with respect to the GW&K Small Cap Equity Fund (formerly, GW&K Multi-Cap Equity Fund) and the GW&K Municipal Enhanced Yield Fund. (xxv)

i.9	Opinion and Consent of Ropes & Gray LLP with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxviii)

i.10	Opinion and Consent of Ropes & Gray LLP with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

j.1	Consent of PricewaterhouseCoopers LLP. (to be filed by amendment)

j.2	Power of Attorney for the Trustees and Certain Officers of the Registrant. (to be filed by amendment)

k.	Not Applicable.

l.	Not Applicable.

m.1	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, dated as of December 15, 2010. (xxxi)

4

n.1	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xxiv)

n.2	Amended and Restated Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Systematic Value Fund, Essex Small/Micro Cap Growth Fund, Systematic Mid Cap Value Fund, GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund, GW&K Municipal Bond Fund, Renaissance Large Cap Growth Fund, Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

o.	Not applicable.

p.1	Code of Ethics of Managers AMG Funds. (xiv)

p.2	Code of Ethics of Managers and Managers Distributors, Inc. (xviii)

p.3	Code of Ethics of Systematic Financial Management, L.P. (xxii)

p.4	Code of Ethics of TimesSquare Capital Management, LLC. (xxiii)

p.5	Code of Ethics of Essex Investment Management Company, LLC. (xx)

p.6	Code of Ethics of Skyline Asset Management, L.P. (xxxii).

p.7	Code of Ethics of Gannett Welsh & Kotler, LLC. (xxxii)

p.8	Code of Ethics of The Renaissance Group LLC. (xxxii)

p.9	Code of Ethics of Trilogy Global Advisors, LP. (xxxv)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed August 6, 1999).

(ii)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 21, 1999).

(iii)	Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed November 14, 2000).

(iv)	Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 20, 2001).

(v)	Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 5, 2001).

(vi)	Intentionally omitted.

(vii)	Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 17, 2002).

(viii)	Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 30, 2002), under the same exhibit number.

(ix)	Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-095219 (filed April 11, 2002).

(x)	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 31, 2003).

(xi)	Filed as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 10, 2004).

(xii)	Filed as an exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement

5

on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 23, 2004).

(xiii)	Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed March 1, 2005).

(xiv)	Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 29, 2005).

(xv)	Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2006).

(xvi)	Filed as an exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 28, 2006).

(xvii)	Filed as an exhibit to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 20, 2006).

(xviii)	Filed as an exhibit to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2007).

(xix)	Intentionally omitted.

(xx)	Filed as an exhibit to Post Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2007).

(xxi)	Filed as an exhibit to Post Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 21, 2007).

(xxii)	Filed as an exhibit to Post Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 29, 2008).

(xxiii)	Filed as an exhibit to Post Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 27, 2008).

(xxiv)	Filed as an exhibit to Post Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 26, 2008).

(xxv)	Filed as an exhibit to Post Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 29, 2008).

(xxvi)	Filed as an exhibit to Post Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2009).

(xxvii)	Filed as an exhibit to Post Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed May 28, 2009).

(xxviii)	Filed as an exhibit to Post Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 2, 2009).

(xxix)	Filed as an exhibit to Post Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed July 24, 2009).

(xxx)	Filed as an exhibit to Post Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2010).

(xxxi)	Filed as an exhibit to Post Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2011).

6

(xxxii)	Filed as an exhibit to Post Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 29, 2011).

(xxxiii)	Filed as an exhibit to Post Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 29, 2011).

(xxxiv)	Filed as an exhibit to Post Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2011).

(xxxv)	Filed as an exhibit to Post Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2012).

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification.

Under Article VI of the Registrant’s Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office (“Disabling Conduct”); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the “1940 Act”). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund.

7

Reference is made to the Distribution Agreement with Managers Distributors, Inc., and any amendments thereto, attached as Exhibit e.1 and Exhibit e.2, which is incorporated herein by reference, and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 31. Business and Other Connections of Investment Adviser.

Managers Investment Group LLC (f/k/a The Managers Funds LLC) (“Managers”), a registered investment adviser, serves as investment manager to the Trust. Managers is a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. Managers serves as an investment manager to investment companies registered under the 1940 Act and to various separate accounts. Managers also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of Managers Investment Group LLC are listed in Schedules A and D of its Form ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

Managers has hired one or more Subadvisor(s) for each series of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below. Except for Skyline Asset Management, L.P., each of the Subadvisors is majority owned by AMG and is an affiliate of Managers and the Registrant.

Subadvisor	File Number	Funds
Essex Investment Management Company, LLC	801-55496	Essex Small/Micro Cap Growth Fund

Systematic Financial Management, L.P.	801-48908	Systematic Mid Cap Value Fund; Systematic Value Fund

TimesSquare Capital Management, LLC	801-63492	TimesSquare Mid Cap Growth Fund; TimesSquare Small Cap Growth Fund

Skyline Asset Management, L.P.	801-49603	Skyline Special Equities Portfolio

Gannett Welsh & Kotler, LLC	801-61559	GW&K Small Cap Equity Fund; GW&K Municipal Enhanced Yield Fund; GW&K Municipal Bond Fund

The Renaissance Group LLC	801-50177	Renaissance Large Cap Growth Fund

Trilogy Global Advisors, LP	801-57139	Trilogy Global Equity Fund; Trilogy Emerging Markets Equity Fund; Trilogy International Small Cap Fund

Item 32. Principal Underwriters.

(a)	Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for The Managers Funds, Managers Trust I and Managers Trust II.

8

(b)	The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds

Jeffrey S. Murphy c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

Dean A. Maines c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

Keitha L. Kinne c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	President	President, Principal Executive Officer, and Chief Operating Officer

Donald S. Rumery c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Treasurer and Chief Financial Officer	Treasurer, Chief Financial Officer, and Principal Financial Officer

Patrick Spellman c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Chief Compliance Officer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by the Registrant, each Subadvisor, and the listed entities at the following offices:

(1)	At the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854, at the offices of Managers Investment Group LLC, 333 W. Wacker Drive, Chicago, Illinois 60606, at the offices of the Custodian, The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York, New York 11217 and at the offices of the Transfer Agent, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

(2)	Essex Investment Management Company, LLC, 125 High Street, 29th Floor, Boston, Massachusetts 02110.

(3)	Skyline Asset Management, L.P., 120 S. LaSalle Street, Suite 1320, Chicago, Illinois 60603.

(4)	TimesSquare Capital Management, LLC, 1177 Avenue of the Americas, 39th Floor, New York, New York 10036.

(5)	Systematic Financial Management, L.P., 300 Frank W. Burr Boulevard, 7th Floor Glenpointe East, Teaneck, New Jersey 07666.

(6)	Gannett Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, Massachusetts 02116.

9

(7)	The Renaissance Group LLC, 50 East RiverCenter Boulevard, Suite 1200, Covington, Kentucky 41011.

(8)	Trilogy Global Advisors, LP, 1114 Avenue of the Americas, 28th Floor, New York, New York 10036-7701.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

None.

10

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers AMG Funds has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 2nd day of March, 2012.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Jack W. Aber*	Trustee	March 2, 2012
Jack W. Aber

/s/ Christine C. Carsman*	Trustee	March 2, 2012
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	March 2, 2012
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	March 2, 2012
Edward J. Kaier

/s/ Steven J. Paggioli*	Trustee	March 2, 2012
Steven J. Paggioli

/s/ Eric Rakowski*	Trustee	March 2, 2012
Eric Rakowski

/s/ Thomas R. Schneeweis*	Trustee	March 2, 2012
Thomas R. Schneeweis

/s/ Keith L. Kinne	President and	March 2, 2012
Keitha L. Kinne	Principal Executive Officer
(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer,	March 2, 2012
Donald S. Rumery	Chief Financial Officer, and
Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: March 2, 2012

Managers AMG Funds

Exhibit Index

Exhibit No.	Description

None